                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                    64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  03-31
                        --------------------------------------------------------

Date of reporting period: 09-30-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report

September 30, 2006

[photo of Autumn scene]

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Ginnie Mae, Government Bond, Inflation-Adjusted Bond, and Short-Term
Government funds for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar--which issues customer satisfaction ratings and rankings based on website functionality--ranked americancentury.com fourth out  of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating,
Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and  tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Table of Contents

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns . . . . . . . . . . . . . . . . . . . . . . 2

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS
Statement of Assets and Liabilities                                           33

OTHER INFORMATION
Approval of Management Agreements for Ginnie Mae, Government

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS
For the six months ended September 30, 2006*
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   2.51%
--------------------------------------------------------------------------------
2-year note                                                    2.53%
--------------------------------------------------------------------------------
5-year note                                                    3.20%
--------------------------------------------------------------------------------
10-year note                                                   3.83%
--------------------------------------------------------------------------------
30-year bond                                                   4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                           4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                     4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                       3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     3.64%
--------------------------------------------------------------------------------
Treasury                                                       3.61%
--------------------------------------------------------------------------------
Agency                                                         3.45%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.

------

Ginnie Mae - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)   1 YEAR   5 YEARS  10 YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       2.90%       3.62%    3.75%     5.58%    7.26%      9/23/85
--------------------------------------------------------------------------------
CITIGROUP
GNMA INDEX(2)        3.12%       4.04%    4.53%     6.28%    8.11%(3)     --
--------------------------------------------------------------------------------
CITIGROUP
30-YEAR
GNMA INDEX           3.10%       4.04%    4.53%     6.28%    8.12%(3)     --
--------------------------------------------------------------------------------
Advisor Class        2.78%       3.36%    3.50%       --     4.85%      10/9/97
--------------------------------------------------------------------------------
C Class                                                                 6/15/01
  No sales charge*   2.39%       2.59%    2.84%       --     3.23%        --
  With sales
  charge*            1.39%       2.59%    2.84%       --     3.23%        --
--------------------------------------------------------------------------------
*Sales charges include contingent deferred sales charges (CDSCs). C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%.
 Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) In August of 2006, the fund's benchmark changed from the Citigroup 30-Year
    GNMA Index to the Citigroup GNMA Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

(3) Since 9/30/05, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Ginnie Mae - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
-----------------------------------------------------------------------------------------------
                  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
-----------------------------------------------------------------------------------------------
Investor Class    9.96%   7.63%   1.65%   6.97%  11.31%   6.91%   2.69%   2.86%   2.76%   3.62%
-----------------------------------------------------------------------------------------------
Citigroup
GNMA Index       10.13%   8.27%   2.58%   7.73%  11.89%   7.45%   3.33%   4.32%   3.54%   4.04%
-----------------------------------------------------------------------------------------------
Citigroup
30-Year
GNMA Index       10.18%   8.27%   2.56%   7.73%  11.90%   7.45%   3.30%   4.33%   3.57%   4.04%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Ginnie Mae - Portfolio Commentary

PORTFOLIO MANAGERS: HANDO AGUILAR, DAN SHIFFMAN, AND BOB GAHAGAN

PERFORMANCE SUMMARY

Ginnie Mae returned 2.90%* for the six months ended September 30, 2006. By comparison, the Citigroup GNMA Index returned 3.12%, and the Citigroup 30-Year
GNMA Index returned 3.10%. The portfolio's results reflect operating expenses, while the index returns do not.

MORTGAGE-MARKET REVIEW

Mortgage-backed securities (MBS) performed relatively well during the six months. The MBS Fixed-Rate sector of the Lehman Brothers U.S. Aggregate Index returned 3.64% overall, compared with the 3.73% return of the Aggregate itself.
MBS outperformed the Treasury and agency sectors of the Aggregate (3.61% and
3.45%, respectively), but lagged the corporate sector (4.12%).

Not all MBS returns were equal during the six months. Freddie Mac and Fannie Mae
MBS outperformed GNMAs, which were hobbled by weak overseas demand and fundamentally rich valuations in the second quarter, making them less attractive. This was a reversal from 2005, when GNMAs outperformed Fannies and
Freddies.

One positive factor for all MBS was rising interest rates that kept the level of mortgage refinancing activity low by historical standards. Between March 28 and
June 29, the Federal Reserve raised short-term interest rates by 75 basis points, helping to push the average rate on fixed-rate 30-year mortgages as high as 6.86% by the third week of June. Though the Fed put its rate hikes on hold thereafter, refinancing activity remained relatively low. The Mortgage Bankers
Association Refinancing Index--which fell to 1356 in late June and rebounded to
1970 by the end of September--was still far below levels from just a few years ago. The MBA index jumped as high as 10,000 in 2003, when U.S. interest rates were at record lows and homeowners rushed to refinance their mortgages.

PORTFOLIO POSITIONING

The U.S. economy reached an inflection point during the period as data began to indicate slower growth. In the second quarter of the year, we prepared for a pause in the Fed's interest rate hikes (and an expected steeper yield curve) by removing Ginnie Mae's short position in the two-year Treasury sector and starting to establish a long position. The short position was in place to buffer

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.0 years             4.1 years
--------------------------------------------------------------------------------
Average Life                              6.4 years             6.5 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.71%
--------------------------------------------------------------------------------
Advisor Class                                          4.46%
--------------------------------------------------------------------------------
C Class                                                3.72%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Ginnie Mae - Portfolio Commentary

the portfolio from Fed rate hikes. By the end of September, the bond market's consensus opinion was that the Fed's next move--whenever it came--would be to cut, rather than raise, interest rates. As a result, we initiated a curve steepening strategy, using two- and 10-year Treasury futures.

We maintained the portfolio's bias toward premium-coupon GNMAs, though not as strongly as in the past couple of years. Overall, we felt that GNMA Is offered better performance potential than GNMA IIs, so we maintained an overweight position in GNMA Is compared with the Citigroup GNMA Index. (GNMA Is are pools of GNMA securities from a single issuer. GNMA IIs are pools with multiple issuers.)

We added value by taking advantage of sector rotation opportunities between the
GNMA I and GNMA II markets. In the second quarter of 2006, we sold premium-coupon GNMA Is that had performed well, and invested the money in equivalent-coupon GNMA IIs, which offered better total return potential.
Weakness in the GNMA II market in the third quarter of the year allowed us to take an overweight position in 6%-coupon GNMA IIs compared with the Citigroup
Index.

We also added incremental return to the portfolio by using floating-rate discount agency notes and GNMA CMO floaters while managing the portfolio's cash position.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

Ginnie Mae is designed to be a core bond holding for your portfolio, providing steady monthly income by investing primarily in government-backed GNMA certificates. Ginnie Mae combines the relative safety of U.S. government-backed securities with higher yields than those offered by comparable shorter-duration, high-quality bond investments.

The fund typically performs best when interest rates are relatively steady, such as when the Fed is on hold. On the other hand, sharp movements in the Treasury market can trigger underperformance.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities (all GNMAs)                      73.0%                 74.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations (all GNMAs)                     11.5%                  9.8%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            9.1%                 10.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     1.1%                    --
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  5.3%                  5.7%
--------------------------------------------------------------------------------

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 98.1%

     $102,000,000  GNMA, 5.00%, settlement
                   date 10/20/06(2)                              $   99,099,324
--------------------------------------------------------------------------------
       70,000,000  GNMA, 5.50%, settlement
                   date 10/20/06(2)                                  69,540,659
--------------------------------------------------------------------------------
      130,000,000  GNMA, 6.00%, settlement
                   date 10/20/06(2)                                 131,584,439
--------------------------------------------------------------------------------
      181,122,761  GNMA, 5.00%, 6/15/33
                   to 3/15/36                                       176,210,355
--------------------------------------------------------------------------------
      472,840,928  GNMA, 5.50%, 4/15/33
                   to 4/20/36(3)                                    469,455,008
--------------------------------------------------------------------------------
      206,402,774  GNMA, 6.00%, 7/20/16
                   to 10/20/36                                      208,609,125
--------------------------------------------------------------------------------
      113,491,098  GNMA, 6.50%, 6/15/23
                   to 10/15/34                                      116,538,869
--------------------------------------------------------------------------------
       19,224,121  GNMA, 7.00%, 9/15/08
                   to 12/20/29                                       19,850,978
--------------------------------------------------------------------------------
          194,338  GNMA, 7.25%, 9/15/22
                   to 6/15/23                                           200,495
--------------------------------------------------------------------------------
       15,393,625  GNMA, 7.50%, 5/20/08
                   to 11/15/31                                       16,035,776
--------------------------------------------------------------------------------
          158,550  GNMA, 7.65%, 6/15/16
                   to 12/15/16                                          165,483
--------------------------------------------------------------------------------
          227,449  GNMA, 7.75%, 9/20/17
                   to 8/20/25                                           238,685
--------------------------------------------------------------------------------
          278,197  GNMA, 7.77%, 4/15/20
                   to 6/15/20(3)                                        293,037
--------------------------------------------------------------------------------
           38,634  GNMA, 7.85%, 9/20/22                                  40,616
--------------------------------------------------------------------------------
           16,574  GNMA, 7.89%, 9/20/22                                  17,442
--------------------------------------------------------------------------------
          194,879  GNMA, 7.98%, 6/15/19
                   to 6/15/19                                           206,124
--------------------------------------------------------------------------------
        4,173,064  GNMA, 8.00%, 11/15/07
                   to 7/20/30                                         4,419,081
--------------------------------------------------------------------------------
          213,328  GNMA, 8.15%, 1/15/20
                   to 2/15/21(3)                                        227,349
--------------------------------------------------------------------------------
        1,027,097  GNMA, 8.25%, 4/15/08
                   to 5/15/27                                         1,091,140
--------------------------------------------------------------------------------
           60,531  GNMA, 8.35%, 11/15/20                                 64,817
--------------------------------------------------------------------------------
        3,889,817  GNMA, 8.50%, 7/15/08
                   to 12/15/30                                        4,179,334
--------------------------------------------------------------------------------
          326,052  GNMA, 8.75%, 1/15/17
                   to 7/15/27                                           349,184
--------------------------------------------------------------------------------
        2,977,888  GNMA, 9.00%, 8/15/08
                   to 1/15/25                                         3,167,380
--------------------------------------------------------------------------------
          423,161  GNMA, 9.25%, 8/15/16
                   to 8/15/26                                           457,620
--------------------------------------------------------------------------------
        1,003,419  GNMA, 9.50%, 6/15/09
                   to 7/20/25                                         1,087,888
--------------------------------------------------------------------------------
          156,253  GNMA, 9.75%, 8/15/16
                   to 11/20/21                                          171,750
--------------------------------------------------------------------------------
          260,569  GNMA, 10.00%, 11/15/09
                   to 1/15/22                                           289,248
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $     92,074  GNMA, 10.25%, 5/15/12
                   to 2/15/19                                    $      101,302
--------------------------------------------------------------------------------
          106,208  GNMA, 10.50%, 3/15/14
                   to 7/15/19                                           118,341
--------------------------------------------------------------------------------
           10,960  GNMA, 10.75%, 12/15/09
                   to 3/15/10                                            11,702
--------------------------------------------------------------------------------
          260,399  GNMA, 11.00%, 12/15/09
                   to 6/15/20                                           285,109
--------------------------------------------------------------------------------
            2,738  GNMA, 11.25%, 2/20/16                                  3,046
--------------------------------------------------------------------------------
           49,879  GNMA, 11.50%, 2/15/13
                   to 8/20/19                                            55,450
--------------------------------------------------------------------------------
           27,077  GNMA, 12.00%, 10/15/10
                   to 12/15/12                                           29,737
--------------------------------------------------------------------------------
           15,151  GNMA, 12.25%, 2/15/14
                   to 5/15/15                                            16,754
--------------------------------------------------------------------------------
           73,052  GNMA, 12.50%, 5/15/10
                   to 12/15/13                                           80,362
--------------------------------------------------------------------------------
          127,271  GNMA, 13.00%, 1/15/11
                   to 8/15/15                                           142,531
--------------------------------------------------------------------------------
           61,456  GNMA, 13.50%, 5/15/10
                   to 11/15/14                                           69,282
--------------------------------------------------------------------------------
            8,405  GNMA, 13.75%, 8/15/14                                  9,476
--------------------------------------------------------------------------------
            3,917  GNMA, 14.00%, 6/15/11
                   to 7/15/11                                             4,431
--------------------------------------------------------------------------------
           45,294  GNMA, 14.50%, 10/15/12
                   to 12/15/12                                           51,657
--------------------------------------------------------------------------------
           43,804  GNMA, 15.00%, 7/15/11
                   to 10/15/12                                           50,228
--------------------------------------------------------------------------------
            5,495  GNMA, 16.00%, 10/15/11
                   to 12/15/11                                            6,365
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,338,825,933)                                             1,324,626,979
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 15.5%

        6,552,162  GNMA, Series 1998-6,
                   Class FA, VRN, 5.84%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.51% with a cap of 9.00%                          6,626,575
--------------------------------------------------------------------------------
          807,474  GNMA, Series 1998-17,
                   Class F, VRN, 5.83%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with no caps                                   817,086
--------------------------------------------------------------------------------
          525,832  GNMA, Series 2000-22,
                   Class FG, VRN, 5.53%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.20% with no caps                                   526,458
--------------------------------------------------------------------------------
        3,742,996  GNMA, Series 2001-59,
                   Class FD, VRN, 5.83%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with no caps                                 3,794,342
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $  7,791,748  GNMA, Series 2001-62,
                   Class FB, VRN, 5.83%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with no caps                            $    7,898,519
--------------------------------------------------------------------------------
        4,394,338  GNMA, Series 2002-13,
                   Class FA, VRN, 5.83%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          4,445,400
--------------------------------------------------------------------------------
        7,867,462  GNMA, Series 2002-24,
                   Class FA, VRN, 5.83%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          7,949,275
--------------------------------------------------------------------------------
        2,582,821  GNMA, Series 2002-29,
                   Class FA SEQ, VRN, 5.68%,
                   10/20/06, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 9.00%                          2,599,421
--------------------------------------------------------------------------------
        2,124,780  GNMA, Series 2002-31,
                   Class FW, VRN, 5.73%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 8.50%                          2,142,770
--------------------------------------------------------------------------------
       31,641,514  GNMA, Series 2002-50,
                   Class PD, 6.00%, 5/20/31                          31,830,065
--------------------------------------------------------------------------------
       12,084,340  GNMA, Series 2002-57,
                   Class PD, 6.00%, 6/20/31                          12,107,264
--------------------------------------------------------------------------------
        8,346,442  GNMA, Series 2003-7,
                   Class FA, VRN, 5.78%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.45% with no caps                                 8,407,012
--------------------------------------------------------------------------------
        1,169,409  GNMA, Series 2003-10,
                   Class JC, 6.00%, 4/20/30                           1,179,446
--------------------------------------------------------------------------------
        1,730,159  GNMA, Series 2003-14,
                   Class F, VRN, 5.68%,
                   10/20/06, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with no caps                                 1,741,386
--------------------------------------------------------------------------------
        4,102,711  GNMA, Series 2003-42,
                   Class FW, VRN, 5.68%,
                   10/20/06, resets monthly
                   off the 1-month LIBOR plus
                   0.35% with a cap of 7.00%                          4,122,691
--------------------------------------------------------------------------------
        7,619,970  GNMA, Series 2004-11,
                   Class UC, 5.00%, 4/16/26                           7,582,792
--------------------------------------------------------------------------------
        5,329,810  GNMA, Series 2004-39,
                   Class XF SEQ, VRN, 5.58%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.25% with a cap of 7.50%                          5,341,616
--------------------------------------------------------------------------------
        2,421,564  GNMA, Series 2004-42,
                   Class AB SEQ, 6.00%,
                   3/20/32                                            2,423,135
--------------------------------------------------------------------------------
        6,781,955  GNMA, Series 2004-46,
                   Class QH, 4.50%, 4/20/25                           6,741,406
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 47,539,881  GNMA, Series 2004-53,
                   Class FB SEQ, VRN, 5.73%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                     $   47,853,787
--------------------------------------------------------------------------------
       24,390,260  GNMA, Series 2004-82,
                   Class DM, 5.00%, 10/20/27                         24,235,821
--------------------------------------------------------------------------------
       17,844,494  GNMA, Series 2005-24,
                   Class F, VRN, 5.53%,
                   10/16/06, resets monthly
                   off the 1-month LIBOR plus
                   0.20% with a cap of 7.00%                         17,844,137
--------------------------------------------------------------------------------
        1,392,759  GNMA, Series 2006-27,
                   Class QA, 6.00%, 10/20/23                          1,392,271
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $209,742,147)                                                 209,602,675
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 12.3%

       40,000,000  FFCB, VRN, 5.22%,
                   10/3/06 to 10/30/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.11% with no caps(3)                             40,013,899
--------------------------------------------------------------------------------
       44,000,000  FFCB, VRN, 5.23%,
                   10/1/06 to 10/22/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.105% with no caps(3)                            44,012,056
--------------------------------------------------------------------------------
       29,425,000  FFCB, VRN, 5.26%,
                   10/24/06 to 10/30/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.075% with no caps(3)                            29,436,908
--------------------------------------------------------------------------------
       27,700,000  FFCB, VRN, 5.27%,
                   10/10/06 to 10/17/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps(3)                             27,710,035
--------------------------------------------------------------------------------
       15,000,000  FHLB, 4.88%, 8/22/07(3)                           14,963,430
--------------------------------------------------------------------------------
       10,000,000  FHLMC, 2.38%, 2/15/07(3)                           9,894,320
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $165,960,868)                                                 166,030,648
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 1.5%

       19,975,000  U.S. Treasury Notes, 5.13%,
                   6/30/08(3)
(Cost $20,050,302)                                                   20,109,212
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 7.1%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $68,761,187), in a joint trading
account at 4.95%, dated 9/29/06, due
10/2/06 (Delivery value $67,427,803)(3)                          $   67,400,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $28,489,276), in a joint trading
account at 4.90%, dated 9/29/06, due
10/2/06 (Delivery value $27,953,410)(3)                              27,942,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $95,342,000)                                                   95,342,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 134.5%
(Cost $1,829,921,250)                                             1,815,711,514
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (34.5)%                                             (465,894,521)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,349,816,993
================================================================================

FUTURES CONTRACTS

                            Expiration          Underlying Face      Unrealized
  Contracts Purchased          Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  706  U.S. Treasury
       2-Year Notes        December 2006          $144,377,000         $148,411
                                              ==================================

                            Expiration          Underlying Face      Unrealized
  Contracts Sold               Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  269  U.S. Treasury
       10-Year Notes       December 2006           $29,068,813        $(253,433)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

See Notes to Financial Statements.

------

Government Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)   1 YEAR   5 YEARS  10 YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       3.38%       3.39%    3.80%     5.71%    7.64%      5/16/80
--------------------------------------------------------------------------------
CITIGROUP
TREASURY/
MORTGAGE INDEX(2)    3.62%       3.73%    4.47%     6.28%      --(3)      --
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY
10+ YEAR INDEX       5.14%       2.44%    6.41%     8.11%   10.16%(4)     --
--------------------------------------------------------------------------------
Advisor Class        3.25%       3.13%    3.54%       --     5.16%      10/9/97
--------------------------------------------------------------------------------

Performance information prior to September 3, 2002, is that of the American
Century Treasury Fund, all of the net assets of which were acquired by
Government Bond pursuant to a plan of reorganization approved by Treasury shareholders on August 2, 2002.

(1) Total returns for periods less than one year are not annualized.

(2) When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Citigroup U.S. Treasury 10+ Year Index to the Citigroup Treasury/Mortgage Index to better reflect the fund's broader investment mandate.

(3) Index data not available prior to 1982.

(4) Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
-----------------------------------------------------------------------------------------------
                  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
-----------------------------------------------------------------------------------------------
Investor Class    8.22%  12.58%  -1.92%   6.41%  13.70%   8.95%   2.66%   1.27%   2.93%   3.39%
-----------------------------------------------------------------------------------------------
Citigroup
Treasury/
Mortgage Index    9.44%  11.67%  -0.07%   7.28%  12.80%   8.78%   3.55%   3.48%   2.91%   3.73%
-----------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury
10+ Year Index   13.23%  22.10%  -7.68%   9.81%  14.03%  14.51%   3.63%   4.97%   6.91%   2.44%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Government Bond - Portfolio Commentary

PORTFOLIO MANAGERS: BOB GAHAGAN, HANDO AGUILAR, BRIAN HOWELL, AND DAN SHIFFMAN

PERFORMANCE SUMMARY

Government Bond returned 3.38%* for the six months ended September 30, 2006. By comparison, its benchmark--the Citigroup Treasury/Mortgage Index--returned
3.62%. The portfolio's results reflected operating expenses, while the index returns did not.

Though the Fed's interest rate pause and one of the strongest quarterly bond rallies this decade boosted all sectors of the taxable investment-grade U.S.
bond market in the third quarter of 2006 (and for the full six-month period), they helped some sectors more than others. Relative performance between sectors, sector weightings, and maturity and duration positions helped determine the returns of Government Bond and its benchmark.

SECTOR COMPOSITION OF THE PORTFOLIO AND THE INDEX

Government Bond's benchmark serves as more of a target for duration decisions than for bond sector allocation (duration measures a portfolio's sensitivity to interest rate changes). We base sector exposure in the portfolio more on a 33%
Treasury securities, 33% government agency securities, and 33% mortgage-backed securities (MBS) model, than on the benchmark's allocations (which are typically roughly 40% Treasury and 60% MBS). We vary from our 33/33/33 model depending on where we see the most value in the market.

To increase diversification for fund investors and opportunities for us to add value, the portfolio can also hold Treasury Inflation-Protected Securities
(TIPS), as well as securitized assets other than MBS, including asset-backed securities (ABS) which are backed by payments from credit card debt, auto loans, and home-equity lines of credit; and commercial mortgage-backed securities
(CMBS). The portfolio's sector composition is shown in the Types of Investments table on page 13.

PORTFOLIO STRATEGY

Our investment approach uses a consistent, repeatable framework that seeks to identify the best relative value among the bond sectors described above. We actively apply a multi-step process, which includes yield curve/duration positioning, security selection, portfolio construction, and attribution analysis. We monitor the portfolio's weighted average maturity and adjust it as appropriate, taking into account market conditions and other relevant factors.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  4.9 years             6.1 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.3 years             4.1 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        4.70%
--------------------------------------------------------------------------------
Advisor Class                                         4.45%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Government Bond - Portfolio Commentary

Our strategy to underweight Treasurys and overweight "spread product" in 2006
(spread product consists of typically higher-yielding, non-Treasury securities such as agencies and MBS) benefited the fund. Spread product--in aggregate--offered higher excess returns than Treasurys during the six-month period, led primarily by CMBS and MBS.

Duration also played an important role in Government Bond's relative performance. During the first half of the period, we positioned the portfolio more conservatively, with its duration about half a year shorter than the benchmark's. This stance helped buffer Government Bond's returns to some degree when the bond market suffered declines during the second quarter of 2006. During the next three months, from July through September, we lengthened the portfolio's duration, until it was nearly neutral to that of the benchmark. This helped the portfolio achieve better results when the bond market rallied sharply in the third quarter. In bond market rallies, long-maturity/duration securities outperform shorter-maturity/ duration bonds.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

Government Bond is designed to seek high current income without exposing investors to the potential risks and volatility of the corporate credit market.
It can serve as a core bond holding and a portfolio diversifier for investors looking for a high-quality bond fund and a fund offering returns that are negatively correlated with those provided by broad stock market investments.
Government Bond has historically delivered steady monthly income, which can help cushion the impact of price declines during periods when interest rates are rising, and its high credit quality means it has the potential to perform well when the economy falters and interest rates decline.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  25.5%                 22.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           21.2%                 25.5%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                 19.3%                 18.1%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    15.2%                 12.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                      2.7%                  3.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  2.5%                  1.7%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                          13.6%                 16.3%
--------------------------------------------------------------------------------

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 35.1%

      $ 6,055,920  FHLMC, 4.50%, 1/1/19(2)                        $   5,852,907
--------------------------------------------------------------------------------
        7,275,415  FHLMC, 5.50%, 10/1/34                              7,191,369
--------------------------------------------------------------------------------
        5,243,000  FNMA, 5.00%, settlement
                   date 10/12/06(3)                                   5,039,834
--------------------------------------------------------------------------------
       22,774,000  FNMA, 6.00%, settlement
                   date 10/12/06(3)                                  22,880,765
--------------------------------------------------------------------------------
       36,921,000  FNMA, 5.50%, settlement
                   date 10/13/06(3)                                  36,378,703
--------------------------------------------------------------------------------
       27,700,000  FNMA, 6.50%, settlement
                   date 10/13/06(3)                                  28,210,733
--------------------------------------------------------------------------------
        9,794,000  FNMA, 5.50%, settlement
                   date 10/18/06(3)                                   9,790,944
--------------------------------------------------------------------------------
       22,040,683  FNMA, 4.50%, 5/1/19                               21,302,298
--------------------------------------------------------------------------------
        1,885,973  FNMA, 5.00%, 9/1/20                                1,854,340
--------------------------------------------------------------------------------
          962,154  FNMA, 6.50%, 3/1/32(2)                               983,685
--------------------------------------------------------------------------------
          899,153  FNMA, 7.00%, 6/1/32(2)                               925,717
--------------------------------------------------------------------------------
        1,282,481  FNMA, 6.50%, 8/1/32(2)                             1,311,678
--------------------------------------------------------------------------------
       13,679,546  FNMA, 5.50%, 7/1/33                               13,519,372
--------------------------------------------------------------------------------
        3,071,025  FNMA, 5.00%, 11/1/33                               2,962,311
--------------------------------------------------------------------------------
        3,492,738  FNMA, 5.50%, 9/1/34                                3,448,764
--------------------------------------------------------------------------------
       21,128,212  FNMA, 5.50%, 10/1/34                              20,862,208
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $184,012,569)                                                 182,515,628
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 29.2%

        4,000,000  FHLB, 4.00%, 3/10/08(2)                            3,945,064
--------------------------------------------------------------------------------
       42,800,000  FHLMC, 5.25%, 7/18/11(2)(4)                       43,446,409
--------------------------------------------------------------------------------
        5,200,000  FHLMC, 5.50%, 3/28/16(2)                           5,247,866
--------------------------------------------------------------------------------
       10,000,000  FHLMC, 5.875%, 5/23/16(2)                         10,222,470
--------------------------------------------------------------------------------
       17,310,000  FHLMC, 5.30%, 5/12/20(2)                          16,741,868
--------------------------------------------------------------------------------
        9,700,000  FNMA, 4.75%, 8/3/07(2)                             9,666,322
--------------------------------------------------------------------------------
       20,800,000  FNMA, 5.00%, 9/14/07(2)                           20,770,838
--------------------------------------------------------------------------------
       24,800,000  FNMA, 6.625%, 9/15/09(2)                          25,971,403
--------------------------------------------------------------------------------
       15,600,000  FNMA, 5.80%, 2/9/26(2)                            15,627,690
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $150,791,435)                                                 151,639,930
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 26.6%

        2,575,875  FHLMC, Series 2560,
                   Class FG SEQ, VRN, 5.83%,
                   10/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          2,593,481
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,055,393  FHLMC, Series 2625,
                   Class FJ SEQ, VRN, 5.63%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%(2)                   $   5,065,812
--------------------------------------------------------------------------------
          459,426  FHLMC, Series 2689,
                   Class PY, 4.00%, 2/15/10(2)                          458,648
--------------------------------------------------------------------------------
        5,256,046  FHLMC, Series 2779,
                   Class FM SEQ, VRN, 5.68%,
                   10/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                          5,280,245
--------------------------------------------------------------------------------
       12,622,705  FHLMC, Series 2780,
                   Class BD SEQ, 4.50%,
                   10/15/17                                          12,463,873
--------------------------------------------------------------------------------
       13,150,592  FHLMC, Series 2812,
                   Class EF SEQ, VRN, 5.73%,
                   10/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                         13,216,253
--------------------------------------------------------------------------------
        7,750,619  FHLMC, Series 2831,
                   Class AF, VRN, 5.63%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          7,774,112
--------------------------------------------------------------------------------
        7,763,298  FHLMC, Series 2836,
                   Class ND, 4.00%, 7/15/13                           7,653,913
--------------------------------------------------------------------------------
       13,855,558  FHLMC, Series 2855,
                   Class FK SEQ, VRN, 5.68%,
                   10/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                         13,890,489
--------------------------------------------------------------------------------
        5,568,629  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           5,515,488
--------------------------------------------------------------------------------
        4,905,578  FNMA, Series 2003-42,
                   Class FK, VRN, 5.73%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          4,937,474
--------------------------------------------------------------------------------
        9,292,211  FNMA, Series 2003-43,
                   Class LF, VRN, 5.68%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                          9,339,248
--------------------------------------------------------------------------------
        8,099,353  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.73%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%(2)                       8,144,506
--------------------------------------------------------------------------------
        9,738,313  FNMA, Series 2003-84,
                   Class AL, 4.00%, 4/25/13(2)                        9,622,495
--------------------------------------------------------------------------------
       18,000,000  FNMA, Series 2003-92,
                   Class PD, 4.50%, 3/25/17                          17,506,422
--------------------------------------------------------------------------------
        7,256,581  FNMA, Series 2003-124,
                   Class PB, 4.00%, 3/25/31(2)                        7,187,426
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,502,957  FNMA, Series 2004 W5,
                   Class F1, VRN, 5.78%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.45% with a cap of 7.50%                      $   7,550,556
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $138,286,535)                                                 138,200,441
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 20.9%

       31,720,000  U.S. Treasury Bonds, 8.125%,
                   8/15/21(2)(4)                                     42,747,680
--------------------------------------------------------------------------------
       10,700,000  U.S. Treasury Bonds, 7.125%,
                   2/15/23(2)                                        13,443,555
--------------------------------------------------------------------------------
       12,096,180  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16(2)(4)                                     11,822,129
--------------------------------------------------------------------------------
       19,572,000  U.S. Treasury Notes, 4.875%,
                   4/30/11(2)(4)                                     19,796,021
--------------------------------------------------------------------------------
       17,700,000  U.S. Treasury Notes, 5.125%,
                   6/30/11(2)(4)                                     18,096,179
--------------------------------------------------------------------------------
        2,657,000  U.S. Treasury Notes, 4.875%,
                   8/15/16(2)(4)                                      2,708,065
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $107,543,398)                                                 108,613,629
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(1) -- 3.7%

        3,810,282  FHLMC, Series T19, Class A,
                   VRN, 5.50%, 10/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.17%
                   with no caps                                       3,813,380
--------------------------------------------------------------------------------
        4,241,932  FHLMC, Series T20, Class A7,
                   VRN, 5.48%, 10/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps                                       4,245,975
--------------------------------------------------------------------------------
        8,734,592  FHLMC, Series T21, Class A,
                   VRN, 5.51%, 10/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.18%
                   with no caps(2)                                    8,741,911
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,377,568  FHLMC, Series T34, Class A1V,
                   VRN, 5.45%, 10/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.12%
                   with no caps                                   $   1,378,543
--------------------------------------------------------------------------------
        1,235,379  FHLMC, Series T35, Class A,
                   VRN, 5.47%, 10/25/06,
                   resets monthly off the
                   1-month LIBOR plus 0.14%
                   with no caps(2)                                    1,236,342
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $19,412,427)                                                   19,416,151
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.5%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $18,500,228), in a joint trading
account at 4.95%, dated 9/29/06, due
10/2/06 (Delivery value $18,141,480)(2)
(Cost $18,134,000)                                                   18,134,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(5) -- 18.7%

Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $25,011,188)                             25,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.375%, dated 9/29/06,
due 10/2/06 (Delivery value $71,895,817)                             71,863,628
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $96,863,628)                                                   96,863,628
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 137.7%
(Cost $715,043,992)                                                 715,383,407
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (37.7)%                                             (195,827,903)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 519,555,504
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

FUTURES CONTRACTS

                            Expiration          Underlying Face      Unrealized
  Contracts Purchased          Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  125  U.S. Long Bond      December 2006          $ 14,050,781         $240,930
--------------------------------------------------------------------------------
  464  U.S. Treasury
       2-Year Notes        December 2006            94,888,000          122,659
--------------------------------------------------------------------------------
  219  U.S. Treasury
       5-Year Notes        December 2006            23,107,922           54,616
--------------------------------------------------------------------------------
                                                  $132,046,703         $418,205
                                              ==================================

                            Expiration          Underlying Face      Unrealized
    Contracts Sold              Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  705  U.S. Treasury
       10-Year Notes       December 2006           $76,184,063        $(696,602)
                                              ==================================

SWAP AGREEMENTS

                                                                                         Unrealized
Notional Amount              Description of Agreement                  Expiration Date   Gain (Loss)
----------------------------------------------------------------------------------------------------
INTEREST RATE
----------------------------------------------------------------------------------------------------
   $8,485,000     Receive semiannually a fixed rate equal to 5.6965%    November 2030      $570,505
                  and pay quarterly a variable rate based on the                         ===========
                  3-month LIBOR with Barclays Capital, Inc.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(3) Forward commitment.

(4) Security, or a portion thereof, was on loan as of September 30, 2006.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                      6 MONTHS(1)   1 YEAR     5 YEARS     INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           3.78%       1.53%      6.54%       6.16%       2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX         4.11%       1.88%      7.20%       6.93%(2)      --
--------------------------------------------------------------------------------
Institutional Class      3.89%       1.75%        --        5.27%       10/1/02
--------------------------------------------------------------------------------
Advisor Class            3.65%       1.34%      6.29%       6.60%       6/15/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                     1997*   1998    1999    2000     2001     2002    2003    2004    2005    2006
----------------------------------------------------------------------------------------------------
Investor Class       0.18%   4.70%   1.50%   8.29%   12.43%   13.18%   6.68%   6.68%   4.96%   1.53%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index     0.96%   5.71%   1.86%   9.11%   13.22%   14.54%   7.39%   7.23%   5.34%   1.88%
----------------------------------------------------------------------------------------------------
*From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Inflation-Adjusted Bond - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER AND BOB GAHAGAN

PERFORMANCE SUMMARY

Inflation-Adjusted Bond returned 3.78%* for the six months ended September 30,
2006. By comparison, the Citigroup U.S. Inflation-Linked Securities Index
returned 4.11%. The portfolio's results reflected operating expenses, while the returns of the index did not.

The relative and absolute performance of the inflation-linked securities market--which posted moderate gains in a challenging bond environment and outpaced nearly all other U.S. investment-grade sectors for the reporting period--dictated portfolio and index returns.

INFLATION-LINKED BOND PERFORMANCE

U.S. inflation-linked securities generated moderate returns for the overall reporting period, despite some interim volatility. For the full six months,
Treasury Inflation Protected Securities (TIPS) outpaced conventional Treasury securities by approximately 40 basis points, according to Lehman Brothers. TIPS outperformed conventional Treasurys by approximately one-half of a percentage point during the bond market selloff in the first half of the period, but narrowly trailed during the bond rally in the second half. It's not unusual for
TIPS to outperform during selloffs and underperform during rallies, owing to their inflation-linked feature and their somewhat shorter
durations--sensitivities to interest rate changes--than that for conventional
Treasury securities.

BREAKEVEN RATES DECLINED

TIPS breakeven rates (representing the gap between TIPS yields and the yields of their conventional Treasury counterparts, and used as a measure of long-term inflation expectations) fell. The breakeven rate on 5-year TIPS dropped by 34 basis points (0.34%), breakevens on 10-year TIPS (the biggest slice of the TIPS market) declined by 14 basis points, and breakeven rates on 30-year TIPS declined by 13 basis points.

Factors influencing the declines included falling energy prices and moderate long-term inflation expectations, as stated by the Federal Reserve in its recent policy statements and expressed by the bond market in Treasury yields that fell well below the Fed's 5.25% overnight interest rate target.

PORTFOLIO STRATEGY

We continued to focus on our investment approach, which employs a consistent, repeatable framework that helps us to identify the best relative

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  9.0 years            10.7 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               6.4 years             6.3 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         5.37%
--------------------------------------------------------------------------------
Institutional Class                                    5.57%
--------------------------------------------------------------------------------
Advisor Class                                          5.11%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Inflation-Adjusted Bond - Portfolio Commentary

values within the U.S. inflation-linked securities universe. We actively apply a multi-step process that includes yield-curve/duration positioning, security selection, portfolio construction, and attribution analysis.

Inflation-Adjusted Bond experienced slight cash outflows over the six months that were generally met through liquidations of TIPS across a range of maturities. While making these liquidations toward the end of the six months, we adjusted the portfolio's bond-maturity structure so that the fund should benefit if the Treasury yield curve steepens (10-year yields rise above two-year yields;
as of September 30, two-year yields were higher). We accomplished this by reducing our holdings of bonds maturing within five or fewer years.

We also adjusted the fund's duration. We conservatively positioned the duration early in the six months, keeping it roughly in line with that of the Citigroup index as interest-rate uncertainty prevailed in the marketplace. Then, as signs of moderating economic growth began to support a more bullish outlook, we conservatively extended the duration, which meant that the fund was better able to participate in the late-period bond rally.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

Inflation-Adjusted Bond is designed to serve as a supporting/specialty slice of a portfolio. The fund offers high credit quality, inflation protection, negative correlations with broad stock indices, and only moderate correlations with broad bond indices. It is not a steady income producer, owing to the volatile nature of monthly inflation data and the structure of the fund. Like most other high-credit-quality bond portfolios, the fund has the potential to perform well during periods of economic weakness and declining interest rates, and, owing to its inflation protection feature, it can perform relatively well in bond selloffs. But if inflation isn't a threat, Inflation-Adjusted Bond can decline like other bond funds in rising interest rate environments.

PORTFOLIO COMPOSITION BY MATURITY(1)
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
0 - 5-Year Notes(2)                         24.3%                 27.4%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           45.7%                 42.6%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          30.0%                 30.0%
--------------------------------------------------------------------------------

(1) Excludes collateral received for securities lending.

(2) Includes temporary cash investments.

------

Inflation-Adjusted Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 90.6%

      $81,536,365  U.S. Treasury Inflation
                   Indexed Bonds, 2.375%,
                   1/15/25(1)                                    $   82,874,132
--------------------------------------------------------------------------------
       89,696,250  U.S. Treasury Inflation
                   Indexed Bonds, 2.00%,
                   1/15/26(1)                                        86,052,430
--------------------------------------------------------------------------------
       68,180,348  U.S. Treasury Inflation
                   Indexed Bonds, 3.625%,
                   4/15/28(1)                                        84,514,382
--------------------------------------------------------------------------------
       69,307,840  U.S. Treasury Inflation
                   Indexed Bonds, 3.875%,
                   4/15/29(1)(2)                                     89,574,977
--------------------------------------------------------------------------------
       28,358,225  U.S. Treasury Inflation
                   Indexed Bonds, 3.375%,
                   4/15/32(2)                                        35,220,717
--------------------------------------------------------------------------------
          268,394  U.S. Treasury Inflation
                   Indexed Notes, 3.375%,
                   1/15/07(1)                                           266,150
--------------------------------------------------------------------------------
       19,898,362  U.S. Treasury Inflation
                   Indexed Notes, 3.625%,
                   1/15/08(2)                                        20,063,936
--------------------------------------------------------------------------------
       35,233,324  U.S. Treasury Inflation
                   Indexed Notes, 3.875%,
                   1/15/09(1)                                        36,255,936
--------------------------------------------------------------------------------
       53,572,433  U.S. Treasury Inflation
                   Indexed Notes, 4.25%,
                   1/15/10(1)                                        56,677,973
--------------------------------------------------------------------------------
       42,314,812  U.S. Treasury Inflation
                   Indexed Notes, 0.875%,
                   4/15/10(1)                                        40,111,480
--------------------------------------------------------------------------------
       30,394,260  U.S. Treasury Inflation
                   Indexed Notes, 3.50%,
                   1/15/11(1)                                        31,845,130
--------------------------------------------------------------------------------
       10,250,600  U.S. Treasury Inflation
                   Indexed Notes, 2.375%,
                   4/15/11(1)                                        10,264,623
--------------------------------------------------------------------------------
       56,088,868  U.S. Treasury Inflation
                   Indexed Notes, 3.375%,
                   1/15/12(1)                                        59,055,464
--------------------------------------------------------------------------------
       70,554,637  U.S. Treasury Inflation
                   Indexed Notes, 3.00%,
                   7/15/12(1)                                        73,225,271
--------------------------------------------------------------------------------
       82,972,722  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/13(1)                                        80,849,865
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $80,382,490  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/14(1)                                    $   78,872,183
--------------------------------------------------------------------------------
       79,550,306  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   7/15/14(1)                                        77,990,404
--------------------------------------------------------------------------------
       73,628,814  U.S. Treasury Inflation
                   Indexed Notes, 1.625%,
                   1/15/15(1)                                        70,056,712
--------------------------------------------------------------------------------
       61,897,642  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/15(1)                                        59,953,723
--------------------------------------------------------------------------------
       41,619,060  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16(1)                                        40,676,139
--------------------------------------------------------------------------------
       37,276,390  U.S. Treasury Inflation
                   Indexed Notes, 2.50%,
                   7/15/16(1)                                        38,033,585
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $1,147,566,956)                                             1,152,435,212
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.4%

       26,634,000  SLM Corporation, 1.32%,
                   1/25/10(2)                                        25,491,668
--------------------------------------------------------------------------------
       45,117,660  Toyota Motor Credit Corp.
                   Inflation Indexed Bonds,
                   1.22%, 10/1/09(2)                                 43,216,853
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $71,759,031)                                                   68,708,521
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.3%

       42,377,940  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07(2)
(Cost $42,657,652)                                                   42,213,514
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $733,521), in a joint trading
account at 4.95%, dated 9/29/06, due
10/2/06 (Delivery value $719,297)
(Cost $719,000)                                                        719,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Inflation-Adjusted Bond - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 32.6%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $150,067,125)                        $  150,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Lehman Brothers
Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.36%,
dated 9/29/06, due 10/2/06
(Delivery value $200,089,333)                                       200,000,000
--------------------------------------------------------------------------------

                                                                      Value
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.375%, dated 9/29/06,
due 10/2/06 (Delivery value $65,331,435)                         $   65,302,185
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $415,302,185)                                                 415,302,185
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 132.0%
(Cost $1,678,004,824)                                             1,679,378,432
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (32.0)%                                             (407,535,426)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,271,843,006
================================================================================

FUTURES CONTRACTS

                            Expiration          Underlying Face      Unrealized
  Contracts Purchased          Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  953  U.S. Treasury
       2-Year Notes        December 2006          $194,888,500         $217,168
                                              ==================================

                            Expiration          Underlying Face      Unrealized
     Contracts Sold            Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  508  U.S. Treasury
       10-Year Notes       December 2006           $54,895,750        $(310,580)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS

TVA = Tennessee Valley Authority

(1) Security, or a portion thereof, was on loan as of September 30, 2006.

(2) Security, or a portion thereof, has been segregated for futures contracts.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Short-Term Government - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)   1 YEAR   5 YEARS  10 YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       2.61%       3.71%    2.40%     4.21%    6.00%     12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR
INDEX                2.67%       3.81%    2.94%     4.89%    6.98%(2)      --
--------------------------------------------------------------------------------
Advisor Class        2.49%       3.45%    2.15%       --     3.55%       7/8/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                      1997    1998    1999    2000     2001    2002    2003    2004    2005    2006
----------------------------------------------------------------------------------------------------
Investor Class        6.19%   7.29%   1.67%   5.78%    9.50%   4.70%   1.90%   0.36%   1.40%   3.71%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year Index    6.88%   7.92%   3.28%   5.92%   10.59%   5.87%   2.85%   1.13%   1.10%   3.81%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Short-Term Government - Portfolio Commentary

PORTFOLIO MANAGERS: BOB GAHAGAN, HANDO AGUILAR, BRIAN HOWELL, AND DAN SHIFFMAN

PERFORMANCE SUMMARY

Short-Term Government returned 2.61%* for the six months ended September 30,
2006. By comparison, the Citigroup U.S. Treasury/Agency 1- to 3-Year Index
returned 2.67%. The portfolio's results reflected operating expenses, while the index returns did not.

Though the Fed's interest rate pause and one of the strongest quarterly bond rallies this decade boosted all sectors of the taxable investment-grade U.S.
bond market in the third quarter of 2006 (and for the full six-month period), they helped some sectors more than others. Relative performance between sectors, sector weightings, and maturity and duration positions (which help determine portfolio sensitivity to interest rate changes) helped determine the returns of
Short-Term Government and the index.

The relatively short durations of Short-Term Government and the Citigroup index played an important role in their absolute performance. During the second quarter, when the bond market sold off, short duration was a boon. But during the third-quarter bond rally--and ultimately for the entire six-month period--longer duration was the way to go. The fund's--and the index's--inherently shorter durations caused them to trail broader bond market benchmarks such as the Citigroup US Broad Investment-Grade Bond Index (BIG) and
the Lehman Brothers U.S. Aggregate Index. In bond market rallies, shorter-maturity/duration securities underperform long-maturity/duration bonds.

SECTOR COMPOSITION OF THE PORTFOLIO

Short-Term Government typically invests in Treasurys, government agency securities, and mortgage-backed securities (MBS). The fund may also hold up to
20% of its assets in U.S. corporate paper and non-U.S. government mortgage-backed, asset-backed (ABS), commercial mortgage-backed securities
(CMBS), and other fixed-income securities. The portfolio's sector composition is shown in the Types of Investments table on page 25.

PORTFOLIO STRATEGY

Our investment approach uses a consistent, repeatable framework that seeks to identify the best relative value among the bond sectors described above. We actively apply a multi-step process, which includes yield curve/duration positioning, security selection, portfolio

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  1.9 years             2.4 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.8 years             1.6 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.48%
--------------------------------------------------------------------------------
Advisor Class                                          4.24%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Short-Term Government - Portfolio Commentary

construction, and attribution analysis. Under normal market conditions, we maintain a weighted average maturity of three years or less in the portfolio.

Our strategy to underweight Treasurys and overweight "spread product" in 2006
(spread product consists of typically higher-yielding, non-Treasury securities such as agencies and MBS) benefited the fund during the period, since spread product had higher excess returns than Treasurys. One of the main drivers behind
Short-Term Government's strong relative performance was its significant overweight in CMBS, which offered the highest excess returns in the taxable bond market.

Duration also played a role--though a less important one--in Short-Term
Government's performance versus the Citigroup index. We maintained a slightly short- to neutral duration stance versus the index. During the first half of the period, this helped buffer returns to some degree from bond market declines that occurred between March and June. We lengthened the duration slightly in the second half, which helped the portfolio achieve better relative results when the bond market rallied sharply in the latter half of the period.

PORTFOLIO OBJECTIVES AND EXPECTATIONS

Short-Term Government is designed for investors who are looking for higher income than is typically available from money market funds, and who prefer the high degree of credit quality provided by U.S Treasury and U.S. government agency securities. It can serve as a core bond holding and a portfolio diversifier, offering returns that are negatively correlated with those provided by broad stock market investments. Because of its relatively short average maturity and duration, Short-Term Government is subject to less share-price fluctuation than intermediate- or long-term bond funds. This benefits the fund during bond market selloffs like we saw in the first half of 2006, but it can detract from relative performance when the market rallies, as it did in the third quarter of 2006.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 37.2%                 32.4%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           27.6%                 29.8%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  14.4%                 12.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities
and Equivalents                              9.0%                  9.0%
--------------------------------------------------------------------------------
Asset-Backed Securities                      3.7%                  3.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.6%                  0.3%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           7.5%                 12.3%
--------------------------------------------------------------------------------

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 43.7%

      $ 6,848,031  Bank of America
                   Commercial Mortgage Inc.,
                   Series 2004-1, Class A1
                   SEQ, 3.16%, 11/10/39(2)                       $    6,630,517
--------------------------------------------------------------------------------
        9,600,000  Bank of America
                   Commercial Mortgage Inc.,
                   Series 2004-2, Class A3
                   SEQ, 4.05%, 11/10/38(2)                            9,208,435
--------------------------------------------------------------------------------
       66,092,255  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, Class X2, VRN,
                   0.77%, 10/1/06(2)                                  2,197,832
--------------------------------------------------------------------------------
       74,999,741  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.00%,
                   10/1/06(2)                                         2,077,418
--------------------------------------------------------------------------------
        1,184,920  FHLMC, Series 2552,
                   Class HA SEQ, 5.00%,
                   9/15/16                                            1,178,219
--------------------------------------------------------------------------------
       10,424,559  FHLMC, Series 2624,
                   Class FE SEQ, VRN, 5.63%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 8.00%                         10,447,243
--------------------------------------------------------------------------------
        8,594,167  FHLMC, Series 2625,
                   Class FJ SEQ, VRN, 5.63%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%(2)                       8,611,880
--------------------------------------------------------------------------------
        3,362,776  FHLMC, Series 2672,
                   Class QR, 4.00%, 9/15/10                           3,272,482
--------------------------------------------------------------------------------
        8,147,280  FHLMC, Series 2688,
                   Class DE SEQ, 4.50%,
                   2/15/20                                            7,991,251
--------------------------------------------------------------------------------
        1,561,736  FHLMC, Series 2689,
                   Class PY, 4.00%, 2/15/10                           1,559,093
--------------------------------------------------------------------------------
        3,311,903  FHLMC, Series 2699,
                   Class TG, 4.00%, 5/15/17                           3,191,578
--------------------------------------------------------------------------------
          550,474  FHLMC, Series 2706,
                   Class UA, 3.50%, 4/15/09                             549,765
--------------------------------------------------------------------------------
          115,129  FHLMC, Series 2709,
                   Class PA, 3.75%, 1/15/11                             114,989
--------------------------------------------------------------------------------
       13,311,370  FHLMC, Series 2718,
                   Class FW, VRN, 5.68%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         13,384,529
--------------------------------------------------------------------------------
        9,440,059  FHLMC, Series 2743,
                   Class OK, 4.00%, 4/15/21                           9,320,869
--------------------------------------------------------------------------------
        8,270,588  FHLMC, Series 2764,
                   Class OA, 3.50%, 4/15/10                           8,235,033
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,256,046  FHLMC, Series 2779,
                   Class FM SEQ, VRN, 5.68%,
                   10/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                     $    5,280,245
--------------------------------------------------------------------------------
       21,037,841  FHLMC, Series 2780,
                   Class BD SEQ, 4.50%,
                   10/15/17                                          20,773,122
--------------------------------------------------------------------------------
       11,111,594  FHLMC, Series 2827,
                   Class F, VRN, 5.68%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%(2)                      11,161,074
--------------------------------------------------------------------------------
        7,622,292  FHLMC, Series 2831,
                   Class AF, VRN, 5.63%,
                   10/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          7,645,395
--------------------------------------------------------------------------------
        9,311,878  FHLMC, Series 2888,
                   Class GA, 4.00%, 10/15/11                          9,227,093
--------------------------------------------------------------------------------
        2,740,463  FHLMC, Series 2890,
                   Class AB SEQ, 3.75%,
                   12/15/11                                           2,663,670
--------------------------------------------------------------------------------
       10,770,901  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                          10,668,114
--------------------------------------------------------------------------------
       26,784,185  FHLMC, Series 2931,
                   Class QA, 4.50%, 4/15/15                          26,505,951
--------------------------------------------------------------------------------
       14,212,420  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                         14,078,468
--------------------------------------------------------------------------------
       16,259,094  FHLMC, Series 2941,
                   Class XA, 5.00%, 2/15/25                          16,178,840
--------------------------------------------------------------------------------
          673,449  FHLMC, Series 2943,
                   Class HA, 5.00%, 9/15/19                             670,693
--------------------------------------------------------------------------------
        2,219,195  FNMA, Series 2002-71,
                   Class UB, 5.00%, 11/25/15                          2,205,214
--------------------------------------------------------------------------------
       11,214,649  FNMA, Series 2002-83,
                   Class GM, 5.00%, 5/25/16                          11,140,745
--------------------------------------------------------------------------------
        5,053,606  FNMA, Series 2002-86,
                   Class KB, SEQ, 5.00%,
                   5/25/16                                            5,020,732
--------------------------------------------------------------------------------
       16,753,502  FNMA, Series 2003-17,
                   Class FN, VRN, 5.63%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with no caps                                16,839,716
--------------------------------------------------------------------------------
        8,787,037  FNMA, Series 2003-24,
                   Class BF, VRN, 5.68%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with no caps                                 8,822,431
--------------------------------------------------------------------------------
        2,425,235  FNMA, Series 2003-3,
                   Class HA, 5.00%, 9/25/16                           2,405,804
--------------------------------------------------------------------------------
        3,781,957  FNMA, Series 2003-35,
                   Class KC, 4.50%, 4/25/17                           3,727,543
--------------------------------------------------------------------------------
        7,358,367  FNMA, Series 2003-42,
                   Class FK, VRN, 5.73%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          7,406,211
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 9,292,210  FNMA, Series 2003-43,
                   Class LF, VRN, 5.68%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                     $    9,339,247
--------------------------------------------------------------------------------
        7,502,957  FNMA, Series 2004 W5,
                   Class F1, VRN, 5.78%,
                   10/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.45% with a cap of 7.50%                          7,550,556
--------------------------------------------------------------------------------
        5,864,431  FNMA, Series 2004-50,
                   Class MA, 4.50%, 5/25/19                           5,829,796
--------------------------------------------------------------------------------
       25,492,621  GMAC Commercial Mortgage
                   Securities, Inc. STRIPS -
                   COUPON, Series 2000 C3,
                   Class X, VRN, 1.06%,
                   10/1/06 (Acquired 2/22/02,
                   Cost $1,753,613)(3)                                1,036,759
--------------------------------------------------------------------------------
       20,000,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43(2)                                 19,603,791
--------------------------------------------------------------------------------
       13,155,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG3,
                   Class A2 SEQ, VRN, 4.31%,
                   10/1/06(2)                                        12,860,039
--------------------------------------------------------------------------------
        9,000,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2003 C3, Class A3 SEQ,
                   3.85%, 5/11/27(2)                                  8,512,785
--------------------------------------------------------------------------------
       15,000,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2, VRN,
                   4.57%, 10/11/06(2)                                14,811,165
--------------------------------------------------------------------------------
       27,250,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C2, Class A2 SEQ,
                   4.82%, 4/15/30                                    26,971,804
--------------------------------------------------------------------------------
       10,000,000  Merrill Lynch Mortgage
                   Trust, Series 2006 C1,
                   Class A2, VRN, 5.61%,
                   10/1/06(2)                                        10,196,800
--------------------------------------------------------------------------------
        6,364,994  Morgan Stanley Capital I,
                   Series 2004 T13, Class A1
                   SEQ, 2.85%, 9/13/45(2)                             6,163,853
--------------------------------------------------------------------------------
       10,041,210  Washington Mutual, Inc.,
                   Series 2002 AR19, Class A6,
                   4.16%, 2/25/33(2)                                  9,960,208
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $404,002,477)                                                 403,228,997
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 32.4%

       52,950,000  FHLB, 4.25%, 4/16/07(2)                           52,664,493
--------------------------------------------------------------------------------
       29,890,000  FHLB, 4.00%, 3/10/08(2)                           29,479,491
--------------------------------------------------------------------------------
       23,100,000  FHLMC, 6.625%, 9/15/09(4)                         24,166,227
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $18,500,000  FHLMC, 6.00%, 6/27/11(2)                      $   18,586,340
--------------------------------------------------------------------------------
       37,000,000  FNMA, 4.75%, 8/3/07(2)                            36,871,536
--------------------------------------------------------------------------------
      137,725,000  FNMA, 5.00%, 9/14/07(2)                          137,531,909
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $299,055,247)                                                 299,299,996
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 15.8%

        3,855,272  FHLMC, 5.00%, 6/1/09(2)                            3,820,539
--------------------------------------------------------------------------------
        7,690,301  FHLMC, 5.00%, 7/1/09(2)                            7,621,019
--------------------------------------------------------------------------------
          265,989  FHLMC, 6.50%, 1/1/11                                 269,494
--------------------------------------------------------------------------------
          474,843  FHLMC, 6.50%, 5/1/11                                 482,893
--------------------------------------------------------------------------------
          423,669  FHLMC, 6.50%, 12/1/12                                431,212
--------------------------------------------------------------------------------
        1,203,312  FHLMC, 6.00%, 2/1/13                               1,213,764
--------------------------------------------------------------------------------
           71,355  FHLMC, 7.00%, 11/1/13                                 73,270
--------------------------------------------------------------------------------
           55,519  FHLMC, 7.00%, 12/1/14                                 57,005
--------------------------------------------------------------------------------
        2,070,129  FHLMC, 6.00%, 1/1/15                               2,100,133
--------------------------------------------------------------------------------
          847,368  FHLMC, 7.50%, 5/1/16                                 882,815
--------------------------------------------------------------------------------
        1,824,846  FHLMC, 5.50%, 11/1/17(2)                           1,828,970
--------------------------------------------------------------------------------
       16,476,560  FHLMC, 5.50%, 11/1/18(2)                          16,507,981
--------------------------------------------------------------------------------
       11,644,592  FHLMC, 4.50%, 6/1/19                              11,238,278
--------------------------------------------------------------------------------
       20,760,000  FNMA, 6.00%, settlement
                   date 10/12/06(5)                                  20,857,323
--------------------------------------------------------------------------------
       18,360,000  FNMA, 5.50%, settlement
                   date 10/13/06(5)                                  18,090,328
--------------------------------------------------------------------------------
       36,175,000  FNMA, 6.50%, settlement
                   date 10/13/06(5)                                  36,841,994
--------------------------------------------------------------------------------
        5,468,520  FNMA, 5.50%, settlement
                   date 10/18/06(5)                                   5,466,814
--------------------------------------------------------------------------------
           31,333  FNMA, 8.00%, 5/1/12                                   32,601
--------------------------------------------------------------------------------
        1,762,075  FNMA, 6.50%, 1/1/13(2)                             1,799,089
--------------------------------------------------------------------------------
           19,020  FNMA, 6.50%, 3/1/13                                   19,420
--------------------------------------------------------------------------------
          190,836  FNMA, 6.00%, 6/1/13                                  193,199
--------------------------------------------------------------------------------
           25,541  FNMA, 6.50%, 6/1/13                                   26,123
--------------------------------------------------------------------------------
           52,558  FNMA, 6.00%, 1/1/14                                   53,168
--------------------------------------------------------------------------------
          462,289  FNMA, 6.00%, 7/1/14                                  469,529
--------------------------------------------------------------------------------
          725,306  FNMA, 5.50%, 4/1/16                                  727,601
--------------------------------------------------------------------------------
       10,764,465  FNMA, 4.50%, 5/1/19                               10,403,845
--------------------------------------------------------------------------------
        1,280,540  FNMA, 7.00%, 5/1/32                                1,318,371
--------------------------------------------------------------------------------
        1,977,371  FNMA, 7.00%, 6/1/32                                2,035,868
--------------------------------------------------------------------------------
          957,590  FNMA, 7.00%, 8/1/32                                  985,880
--------------------------------------------------------------------------------
           11,372  GNMA, 5.50%, 1/20/09                                  11,333
--------------------------------------------------------------------------------
           27,828  GNMA, 9.00%, 12/20/16                                 29,692
--------------------------------------------------------------------------------
           26,569  GNMA, 9.00%, 8/20/17                                  28,361
--------------------------------------------------------------------------------
           20,774  GNMA, 9.50%, 11/20/19                                 22,625
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $146,981,587)                                                 145,940,537
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 8.8%

      $ 9,533,058  U.S. Treasury Inflation
                   Indexed Notes, 2.375%,
                   4/15/11(4)                                    $    9,546,099
--------------------------------------------------------------------------------
       25,500,000  U.S. Treasury Notes,
                   4.375%, 12/31/07(4)                               25,357,583
--------------------------------------------------------------------------------
       40,000,000  U.S. Treasury Notes,
                   5.125%, 6/30/08(4)                                40,268,760
--------------------------------------------------------------------------------
        5,870,000  U.S. Treasury Notes,
                   4.875%, 4/30/11(4)                                 5,937,188
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $80,874,681)                                                   81,109,630
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 4.3%

          243,027  Ameriquest Mortgage
                   Securities Inc., Series
                   2003-8, Class AV2, VRN,
                   5.76%, 10/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.43% with
                   no caps                                              244,201
--------------------------------------------------------------------------------
       10,000,000  CNH Equipment Trust,
                   Series 2005 B, Class A3
                   SEQ, 4.27%, 1/15/10(2)                             9,877,720
--------------------------------------------------------------------------------
       30,000,000  Ford Credit Auto Owner
                   Trust, Series 2005 A,
                   Class A4 SEQ, 3.72%,
                   10/15/09(2)                                       29,465,760
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $40,241,153)                                                   39,587,681
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(6) -- 1.7%

       15,000,000  BECC, 3.28%, 11/15/11(2)                          14,908,650
--------------------------------------------------------------------------------
          382,500  TIGR, 3.21%, 11/15/06                                223,643
--------------------------------------------------------------------------------
        1,077,000  TR, 3.23%, 11/15/06(2)                             1,070,505
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Corpus,
                   3.28%, 11/15/06                                       99,391
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $16,348,872)                                                   16,302,189
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 1.1%

           24,905  FHLMC, 5.97%, 8/1/18                                  25,230
--------------------------------------------------------------------------------
           91,807  FHLMC, 5.92%, 11/1/18                                 91,980
--------------------------------------------------------------------------------
          432,905  FHLMC, 6.80%, 9/1/20                                 442,630
--------------------------------------------------------------------------------
           59,184  FHLMC, 5.375%, 1/1/21                                 59,288
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    72,201  FHLMC, 7.88%, 3/1/24                          $       73,124
--------------------------------------------------------------------------------
           17,063  FNMA, 7.49%, 8/1/14                                   17,054
--------------------------------------------------------------------------------
          109,298  FNMA, 6.375%, 4/1/16                                 110,204
--------------------------------------------------------------------------------
           51,704  FNMA, 6.66%, 1/1/17                                   52,541
--------------------------------------------------------------------------------
          288,807  FNMA, 5.96%, 5/1/17                                  292,702
--------------------------------------------------------------------------------
          154,475  FNMA, 5.57%, 7/1/17                                  154,445
--------------------------------------------------------------------------------
           64,577  FNMA, 5.85%, 7/1/17                                   65,425
--------------------------------------------------------------------------------
          122,738  FNMA, 5.95%, 2/1/18                                  123,920
--------------------------------------------------------------------------------
           43,250  FNMA, 7.50%, 2/1/18                                   44,620
--------------------------------------------------------------------------------
           73,398  FNMA, 6.70%, 5/1/18                                   73,890
--------------------------------------------------------------------------------
           50,631  FNMA, 6.68%, 6/1/18                                   51,802
--------------------------------------------------------------------------------
           78,693  FNMA, 6.71%, 8/1/19                                   79,157
--------------------------------------------------------------------------------
          442,186  FNMA, 6.36%, 9/1/19                                  443,319
--------------------------------------------------------------------------------
          144,903  FNMA, 6.54%, 1/1/20                                  147,510
--------------------------------------------------------------------------------
           55,273  FNMA, 6.77%, 3/1/21                                   55,869
--------------------------------------------------------------------------------
           49,456  FNMA, 5.44%, 8/1/21                                   49,009
--------------------------------------------------------------------------------
           63,631  FNMA, 5.81%, 5/1/22                                   64,583
--------------------------------------------------------------------------------
           69,917  FNMA, 6.33%, 5/1/22                                   70,363
--------------------------------------------------------------------------------
           21,155  FNMA, 6.61%, 1/1/23                                   21,388
--------------------------------------------------------------------------------
           11,173  FNMA, 7.375%, 6/1/23                                  11,422
--------------------------------------------------------------------------------
           14,013  FNMA, 7.375%, 7/1/23                                  14,326
--------------------------------------------------------------------------------
           73,246  FNMA, 6.62%, 8/1/23                                   74,709
--------------------------------------------------------------------------------
          246,064  FNMA, 6.63%, 8/1/23                                  250,471
--------------------------------------------------------------------------------
        1,274,156  FNMA, 5.77%, 5/1/25                                1,298,428
--------------------------------------------------------------------------------
           16,396  FNMA, 4.97%, 4/1/26                                   16,451
--------------------------------------------------------------------------------
           18,483  FNMA, 4.70%, 1/1/27                                   18,547
--------------------------------------------------------------------------------
           16,739  FNMA, 6.47%, 1/1/27                                   17,010
--------------------------------------------------------------------------------
           35,756  FNMA, 4.97%, 1/1/29                                   36,309
--------------------------------------------------------------------------------
        5,506,035  FNMA, 4.59%, 10/1/33(2)                            5,473,516
--------------------------------------------------------------------------------
           44,950  GNMA, 5.375%, 5/20/17                                 45,151
--------------------------------------------------------------------------------
           95,398  GNMA, 5.875%, 2/20/21                                 97,275
--------------------------------------------------------------------------------
           40,885  GNMA, 5.625%, 11/20/21                                41,224
--------------------------------------------------------------------------------
            1,133  GNMA, 5.375%, 1/20/22                                  1,142
--------------------------------------------------------------------------------
           25,528  GNMA, 5.25%, 8/20/26                                  26,000
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $10,316,441)                                                   10,032,034
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.7%

        6,321,000  FHLB Discount Notes,
                   4.75%, 10/2/06(2)(7)
(Cost $6,320,166)                                                     6,321,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)
                                                                     Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) -- 8.8%

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.375%, dated 9/29/06,
due 10/2/06 (Delivery value $81,579,202)
(Cost $81,542,678)                                               $   81,542,678
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 117.3%
(Cost $1,085,683,302)                                             1,083,364,742
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (17.3)%                                             (159,864,230)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  923,500,512
================================================================================

FUTURES CONTRACTS

                            Expiration          Underlying Face      Unrealized
  Contracts Purchased          Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
1,454  U.S. Treasury
       2-Year Notes        December 2006          $297,343,000         $319,697
                                              ==================================

                            Expiration          Underlying Face      Unrealized
  Contracts Sold               Date             Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
  865  U.S. Treasury
       5-Year Notes        December 2006          $ 91,271,016        $(420,462)
--------------------------------------------------------------------------------
  140  U.S. Treasury
       10-Year Notes       December 2006            15,128,750         (160,002)
                                                  $106,399,766        $(580,464)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2006 was
    $1,036,759, which represented 0.1% of total net assets.

(4) Security, or a portion thereof, was on loan as of September 30, 2006

(5) Forward commitment.

(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(7) The rate indicated is the yield to maturity at purchase.

(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                        4/1/06          9/30/06          9/30/06        RATIO*
--------------------------------------------------------------------------------
GINNIE MAE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,029.00         $2.90          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,027.80         $4.17          0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,023.90         $7.97          1.57%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21         $2.89          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96         $4.15          0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.20         $7.94          1.57%
--------------------------------------------------------------------------------
GOVERNMENT BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,033.80         $2.50          0.49%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,032.50         $3.77          0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61         $2.48          0.49%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.36         $3.75          0.74%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                        4/1/06          9/30/06          9/30/06        RATIO*
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,037.80         $2.50          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,038.90         $1.48          0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,036.50         $3.78          0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61         $2.48          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.61         $1.47          0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.36         $3.75          0.74%
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,026.10         $2.90          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,024.90         $4.16          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21         $2.89          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96         $4.15          0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-       SHORT-TERM
                                         GINNIE MAE           BOND        ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $1,829,921,250,
$618,180,364, $1,262,702,639,
and $1,004,140,624, respectively) --
including $--, $128,778,540,
$408,640,179, and $82,241,144 of
securities on loan, respectively       $1,815,711,514     $618,519,779   $1,264,076,247   $1,001,822,064
------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $--,
$96,863,628, $415,302,185, and
$81,542,678, respectively)                         --       96,863,628      415,302,185       81,542,678
---------------------------------------------------------------------------------------------------------
Total investment securities, at
value (cost of $1,829,921,250,
$715,043,992, $1,678,004,824,
and $1,085,683,302, respectively)       1,815,711,514      715,383,407    1,679,378,432    1,083,364,742
------------------------------------
Receivable for investments sold                23,440               --        3,617,294            3,775
------------------------------------
Receivable for variation
margin on futures contracts                        --           28,359               --               --
------------------------------------
Unrealized appreciation
on swap agreements                                 --          570,505               --               --
------------------------------------
Interest receivable                         6,750,647        3,415,620        8,448,735        4,988,197
---------------------------------------------------------------------------------------------------------
                                        1,822,485,601      719,397,891    1,691,444,461    1,088,356,714
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                             --       96,863,628      415,302,185       81,542,678
------------------------------------
Disbursements in excess
of demand deposit cash                        922,050          513,997        2,854,388        1,735,619
------------------------------------
Payable for investments purchased         470,373,002      102,118,147               --       81,123,967
------------------------------------
Payable for variation
margin on futures contracts                     8,503               --            2,908           16,311
------------------------------------
Accrued management fees                       613,425          199,490          385,496          425,515
------------------------------------
Distribution fees payable                      25,249            7,923          108,814            6,056
------------------------------------
Service fees payable                           18,287            7,923          108,814            6,056
------------------------------------
Dividends payable                             708,092          131,279          838,850               --
---------------------------------------------------------------------------------------------------------
                                          472,668,608      199,842,387      419,601,455      164,856,202
---------------------------------------------------------------------------------------------------------
NET ASSETS                             $1,349,816,993     $519,555,504   $1,271,843,006   $  923,500,512
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-       SHORT-TERM
                                         GINNIE MAE           BOND        ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Capital paid in                        $1,427,303,244     $531,576,643   $1,287,404,189     $969,516,106
------------------------------------
Accumulated net realized loss
on investment transactions                (63,171,493)     (12,541,000)     (16,841,379)     (43,436,267)
------------------------------------
Net unrealized appreciation
(depreciation) on investments            (14,314,758)          519,861        1,280,196       (2,579,327)
---------------------------------------------------------------------------------------------------------
                                       $1,349,816,993     $519,555,504   $1,271,843,006     $923,500,512
=========================================================================================================
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
Net assets                             $1,260,166,226     $480,998,175     $656,290,968     $893,451,562
------------------------------------
Shares outstanding                        124,205,115       46,098,868       60,914,925       95,498,504
------------------------------------
Net asset value per share                      $10.15           $10.43           $10.77            $9.36
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                        N/A              N/A      $93,717,206              N/A
------------------------------------
Shares outstanding                                N/A              N/A        8,699,666              N/A
------------------------------------
Net asset value per share                         N/A              N/A           $10.77              N/A
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                $72,403,642      $38,557,329     $521,834,832      $30,048,950
------------------------------------
Shares outstanding                          7,136,282        3,695,350       48,464,773        3,211,845
------------------------------------
Net asset value per share                      $10.15           $10.43           $10.77            $9.36
---------------------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                $17,247,125              N/A              N/A              N/A
------------------------------------
Shares outstanding                          1,699,920              N/A              N/A              N/A
------------------------------------
Net asset value per share                      $10.15              N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-       SHORT-TERM
                                         GINNIE MAE           BOND        ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                  $36,207,826      $13,915,819     $ 47,352,443      $22,488,243
------------------------------------
Securities lending                                 --           80,384          132,615           63,112
---------------------------------------------------------------------------------------------------------
                                           36,207,826       13,996,203       47,485,058       22,551,355
---------------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                             3,824,942        1,264,499        2,424,285        2,606,387
------------------------------------
Distribution fees:
------------------------------------
  Advisor Class                                89,543           49,736          694,923           37,028
------------------------------------
  C Class                                      61,229               --               --               --
------------------------------------
Service fees:
------------------------------------
  Advisor Class                                89,543           49,736          694,923           37,028
------------------------------------
  C Class                                      20,410               --               --               --
------------------------------------
Trustees' fees and expenses                    26,594           10,336           25,279           17,646
------------------------------------
Other expenses                                    607              236              576              399
---------------------------------------------------------------------------------------------------------
                                            4,112,868        1,374,543        3,839,986        2,698,488
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)               32,094,958       12,621,660       43,645,072       19,852,867
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------
Investment transactions                    (3,343,632)      (3,737,570)     (10,949,597)      (2,098,471)
------------------------------------
Futures and swaps transactions                (74,205)        (550,259)         (39,321)        (190,204)
---------------------------------------------------------------------------------------------------------
                                           (3,417,837)      (4,287,829)     (10,988,918)      (2,288,675)
---------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------------
Investments                                 8,132,073        9,554,892       15,335,449        6,390,075
------------------------------------
Futures and swaps                             (10,293)          66,176          (93,412)        (556,718)
---------------------------------------------------------------------------------------------------------
                                            8,121,780        9,621,068       15,242,037        5,833,357
---------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                      4,703,943        5,333,239        4,253,119        3,544,682
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $36,798,901      $17,954,899     $ 47,898,191      $23,397,549
=========================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
                                                  GINNIE MAE                      GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS      SEPT. 30, 2006   MARCH 31, 2006    SEPT. 30, 2006   MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income (loss)           $   32,094,958   $   63,287,698     $ 12,621,660     $ 20,787,556
------------------------------------
Net realized gain (loss)                   (3,417,837)      (6,864,874)      (4,287,829)      (3,447,344)
------------------------------------
Change in net unrealized
appreciation (depreciation)                 8,121,780      (17,729,733)       9,621,068       (7,101,934)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations           36,798,901       38,693,091       17,954,899       10,238,278
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                          (31,969,388)     (67,469,503)     (11,851,604)     (19,367,942)
------------------------------------
  Advisor Class                            (1,677,551)      (3,582,947)        (890,389)      (1,687,220)
------------------------------------
  C Class                                    (321,768)        (564,273)              --               --
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                        (33,968,707)     (71,616,723)     (12,741,993)     (21,055,162)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                       (125,002,385)     (64,452,222)     (51,550,159)      89,038,699
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (122,172,191)     (97,375,854)     (46,337,253)      78,221,815

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                     1,471,989,184    1,569,365,038      565,892,757      487,670,942
---------------------------------------------------------------------------------------------------------
End of period                          $1,349,816,993   $1,471,989,184     $519,555,504     $565,892,757
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
                                            INFLATION-ADJUSTED BOND            SHORT-TERM GOVERNMENT
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS      SEPT. 30, 2006   MARCH 31, 2006    SEPT. 30, 2006   MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income (loss)           $   43,645,072   $   58,961,317     $ 19,852,867     $ 31,865,544
------------------------------------
Net realized gain (loss)                  (10,988,918)      (3,725,149)      (2,288,675)      (9,751,820)
------------------------------------
Change in net unrealized
appreciation (depreciation)                15,242,037      (55,561,367)       5,833,357       (1,355,536)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations           47,898,191         (325,199)      23,397,549       20,758,188
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                          (22,682,186)     (35,009,404)     (19,467,944)     (31,389,308)
------------------------------------
  Institutional Class                      (3,027,753)      (3,630,125)              --               --
------------------------------------
  Advisor Class                           (17,935,133)     (20,321,788)        (600,516)      (1,159,472)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                                   --       (2,075,533)              --               --
------------------------------------
  Institutional Class                              --         (224,717)              --               --
------------------------------------
  Advisor Class                                    --       (1,499,559)              --               --
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                        (43,645,072)     (62,761,126)     (20,068,460)     (32,548,780)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                       (107,594,045)     431,868,846      (28,289,579)     (11,639,381)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (103,340,926)     368,782,521      (24,960,490)     (23,429,973)

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                     1,375,183,932    1,006,401,411      948,461,002      971,890,975
---------------------------------------------------------------------------------------------------------
End of period                          $1,271,843,006   $1,375,183,932     $923,500,512     $948,461,002
=========================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association securities. In addition, Ginnie Mae may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Government Bond seeks high current income and intends to pursue this objective by investing in
U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other non-U.S. government entities such as corporations. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government intends to pursue its objective by investing in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, Short-Term Government may also invest in investment-grade debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed income securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Advisor Class, and the C Class. Government Bond and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted
is authorized to issue the Investor Class, the Institutional Class, and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New
York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

SECURITIES ON LOAN -- Government Bond, Inflation-Adjusted and Short-Term
Government may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. Government Bond,
Inflation-Adjusted and Short-Term Government

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600%, and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor Class and C Class) for the funds range from
0.2500% to 0.3100%. The Institutional Class and the Advisor Class is 0.2000% and
0.2500%, respectively, less at each point within the Complex Fee range.

The effective annual management fee for each class of each fund for the six months ended September 30, 2006, was as follows:

--------------------------------------------------------------------------------
                                        GOVERNMENT     INFLATION-     SHORT-TERM
                        GINNIE MAE         BOND         ADJUSTED      GOVERNMENT
--------------------------------------------------------------------------------
Investor Class             0.57%           0.49%          0.49%          0.57%
--------------------------------------------------------------------------------
Institutional Class         N/A             N/A           0.29%           N/A
--------------------------------------------------------------------------------
Advisor Class              0.32%           0.24%          0.24%          0.32%
--------------------------------------------------------------------------------
C Class                    0.57%            N/A            N/A            N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                         Advisor           C
--------------------------------------------------------------------------------
Distribution Fee                                          0.25%          0.75%
--------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended September 30, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. An officer and an interested director of these entities are officers and directors of unrelated entities and those unrelated entities own
56% of the shares of Short-Term Government.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
Government Bond, Inflation-Adjusted and Short-Term Government have a securities lending agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2006, were as follows:
-----------------------------------------------------------------------------------------------
                                                   GOVERNMENT      INFLATION-      SHORT-TERM
                                  GINNIE MAE          BOND        ADJUSTED BOND    GOVERNMENT
-----------------------------------------------------------------------------------------------
PURCHASES
-----------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations              $3,012,512,272    $843,924,776    $127,489,044    $781,779,900
-----------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations               --              --              --     $53,870,867
-----------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
-----------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations              $3,082,884,982    $875,345,418    $262,595,080    $894,740,480
-----------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations               --              --              --      $7,932,275
-----------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------
                                                GINNIE MAE                    GOVERNMENT BOND
----------------------------------------------------------------------------------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------
Sold                                     5,657,365    $  56,781,903      3,538,249     $ 36,394,278
-----------------------------------
Issued in reinvestment
of distributions                         2,666,475       26,744,143      1,028,721       10,596,510
-----------------------------------
Redeemed                               (20,755,336)    (207,961,404)    (9,258,931)     (95,381,967)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                (12,431,496)   $(124,435,358)    (4,691,961)    $(48,391,179)
====================================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------
Sold                                    18,321,635    $ 188,449,951     17,507,134    $ 184,259,061
-----------------------------------
Issued in reinvestment
of distributions                         5,572,335       57,300,069      1,663,033       17,494,951
-----------------------------------
Redeemed                               (30,721,321)    (315,865,549)   (10,096,690)    (106,178,060)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (6,827,351)   $ (70,115,529)     9,073,477    $  95,575,952
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------
Sold                                     1,575,603     $ 15,797,882        490,027      $ 5,044,246
-----------------------------------
Issued in reinvestment
of distributions                           130,414        1,308,246         81,929          843,913
-----------------------------------
Redeemed                                (1,885,680)     (18,888,923)      (879,017)      (9,047,139)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   (179,663)    $ (1,782,795)      (307,061)     $(3,158,980)
====================================================================================================
YEAR ENDED MARCH 31, 2006
----------------------------------------------------------------------------------------------------
Sold                                     4,715,457     $ 48,510,368      1,548,903     $ 16,325,310
-----------------------------------
Issued in reinvestment
of distributions                           287,105        2,951,546        155,235        1,635,142
-----------------------------------
Redeemed                                (4,707,072)     (48,322,096)    (2,327,175)     (24,497,705)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    295,490     $  3,139,818       (623,037)    $ (6,537,253)
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------
Sold                                       218,526      $ 2,193,628            N/A              N/A
-----------------------------------
Issued in reinvestment
of distributions                            30,403          305,023
-----------------------------------
Redeemed                                  (127,900)      (1,282,883)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    121,029      $ 1,215,768
====================================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------
Sold                                       484,200      $ 4,992,904            N/A              N/A
-----------------------------------
Issued in reinvestment
of distributions                            51,972          534,098
-----------------------------------
Redeemed                                  (291,811)      (3,003,513)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    244,361      $ 2,523,489
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------
                                          INFLATION-ADJUSTED BOND          SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------
Sold                                    10,699,036    $ 113,986,600      6,186,892    $  57,514,907
-----------------------------------
Issued in reinvestment
of distributions                         1,551,942       16,539,300      2,009,702       18,727,348
-----------------------------------
Redeemed                               (16,973,900)    (180,885,437)   (11,310,031)    (105,303,751)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (4,722,922)   $ (50,359,537)    (3,113,437)   $ (29,061,496)
====================================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------
Sold                                    26,416,556    $ 293,488,995     16,428,852    $ 154,154,897
-----------------------------------
Issued in reinvestment
of distributions                         2,527,181       28,176,716      3,244,147       30,481,127
-----------------------------------
Redeemed                               (20,735,882)    (229,236,493)   (19,408,837)    (182,434,011)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  8,207,855    $  92,429,218        264,162    $   2,202,013
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------
Sold                                     2,123,822     $ 22,606,817            N/A              N/A
-----------------------------------
Issued in reinvestment
of distributions                           206,700        2,202,863
-----------------------------------
Redeemed                                (1,259,273)     (13,426,386)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  1,071,249     $ 11,383,294
====================================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------
Sold                                     3,192,871     $ 35,263,478            N/A              N/A
-----------------------------------
Issued in reinvestment
of distributions                           310,232        3,457,002
-----------------------------------
Redeemed                                (1,656,463)     (18,394,235)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  1,846,640     $ 20,326,245
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
-----------------------------------
Sold                                     7,016,037     $ 74,692,910        531,947      $ 4,949,073
-----------------------------------
Issued in reinvestment
of distributions                         1,600,516       17,039,073         64,037          596,733
-----------------------------------
Redeemed                               (15,054,639)    (160,349,785)      (512,695)      (4,773,889)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (6,438,086)   $ (68,617,802)        83,289      $   771,917
====================================================================================================
YEAR ENDED MARCH 31, 2006
-----------------------------------
Sold                                    38,125,590    $ 423,368,361      1,369,614     $ 12,903,564
-----------------------------------
Issued in reinvestment
of distributions                         1,926,939       21,421,663        123,634        1,159,472
-----------------------------------
Redeemed                               (11,381,958)    (125,676,641)    (2,965,150)     (27,904,430)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 28,670,571    $ 319,113,383     (1,471,902)    $(13,841,394)
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. SECURITIES LENDING

As of September 30, 2006, securities in Government Bond, Inflation-Adjusted, and
Short-Term Government valued at $128,778,540, $408,640,179, and $82,241,144, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $130,780,488, $415,302,185, and $83,669,255, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2006.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------
                                                 GOVERNMENT       INFLATION-      SHORT-TERM
                                 GINNIE MAE         BOND          ADJUSTED        GOVERNMENT
-----------------------------------------------------------------------------------------------
Federal tax cost
of investments                 $1,829,921,250   $715,043,992   $1,682,156,150   $1,085,731,324
===============================================================================================
Gross tax appreciation
of investments                   $  5,720,550    $ 3,379,549     $ 19,337,642      $ 2,597,619
-----------------------------
Gross tax depreciation
of investments                    (19,930,286)    (3,040,134)     (22,115,360)      (4,964,201)
-----------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments    $(14,209,736)   $   339,415     $ (2,777,718)     $(2,366,582)
===============================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

7. FEDERAL TAX INFORMATION (CONTINUED)

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2006:

-----------------------------------------------------------------------------------------------
                                                 GOVERNMENT       INFLATION-      SHORT-TERM
                                 GINNIE MAE         BOND          ADJUSTED        GOVERNMENT
-----------------------------------------------------------------------------------------------
Accumulated capital losses       $(52,583,938)   $(3,508,594)       $(841,009)    $(35,348,539)
-----------------------------------------------------------------------------------------------
Capital loss deferral             $(4,997,921)   $(4,313,037)     $(2,308,894)     $(5,018,929)
-----------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------------------------------------
                2007           2008         2009        2011           2012           2013           2014
--------------------------------------------------------------------------------------------------------------
Ginnie Mae           --    $(7,179,913)    $(255,936)  $(285,414)  $(22,060,955)  $(11,922,927)  $(10,878,793)
--------------------------------------------------------------------------------------------------------------
Government
Bond                 --             --            --          --             --    $(3,508,594)            --
--------------------------------------------------------------------------------------------------------------
Inflation-
Adjusted             --             --            --          --             --             --      $(841,009)
--------------------------------------------------------------------------------------------------------------
Short-Term
Government    $(157,838)  $(15,890,616)  $(3,678,384)         --             --    $(8,188,381)   $(7,433,320)
--------------------------------------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.11       $10.34       $10.61       $10.85       $10.58       $10.63
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                0.23         0.43         0.37         0.29         0.48         0.58
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06        (0.18)       (0.15)       (0.04)        0.35        (0.01)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.29         0.25         0.22         0.25         0.83         0.57
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.25)       (0.48)       (0.49)       (0.49)       (0.56)       (0.62)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.15       $10.11       $10.34       $10.61       $10.85       $10.58
=========================================================================================================
  TOTAL RETURN(3)                 2.90%        2.47%        2.11%        2.43%        8.03%        5.43%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.57%(4)        0.57%        0.58%        0.59%        0.59%        0.59%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.66%(4)        4.15%        3.58%        2.77%        4.46%        5.42%
--------------------------
Portfolio Turnover Rate            212%         315%         315%         356%         356%         218%
--------------------------
Net Assets, End of Period
(in thousands)               $1,260,166   $1,382,022   $1,482,999   $1,676,815   $2,100,358   $1,699,876
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.11       $10.34       $10.61       $10.85       $10.58       $10.63
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                0.22         0.40         0.35         0.27         0.46         0.55
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06        (0.17)       (0.16)       (0.04)        0.35        (0.01)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.28         0.23         0.19         0.23         0.81         0.54
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.24)       (0.46)       (0.46)       (0.47)       (0.54)       (0.59)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.15       $10.11       $10.34       $10.61       $10.85       $10.58
=========================================================================================================
TOTAL RETURN(3)                   2.78%        2.22%        1.85%        2.18%        7.76%        5.17%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.82%(4)        0.82%        0.83%        0.84%        0.84%        0.84%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.41%(4)        3.90%        3.33%        2.52%        4.21%        5.17%
--------------------------
Portfolio Turnover Rate            212%         315%         315%         356%         356%         218%
--------------------------
Net Assets, End of Period
(in thousands)                  $72,404      $73,998      $72,571      $61,288      $75,999      $42,675
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                C CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003        2002(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.11       $10.34       $10.61       $10.85       $10.57       $10.63
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)                0.18         0.33         0.28         0.22         0.40         0.37
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06        (0.18)       (0.17)       (0.05)        0.36        (0.02)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.24         0.15         0.11         0.17         0.76         0.35
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.20)       (0.38)       (0.38)       (0.41)       (0.48)       (0.41)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.15       $10.11       $10.34       $10.61       $10.85       $10.57
=========================================================================================================
  TOTAL RETURN(4)                 2.39%        1.45%        1.10%        1.60%        7.23%        3.41%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.57%(5)        1.57%        1.58%        1.42%        1.33%     1.34%(5)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             3.66%(5)        3.15%        2.58%        1.94%        3.72%     4.51%(5)
--------------------------
Portfolio Turnover Rate            212%         315%         315%         356%         356%      218%(6)
--------------------------
Net Assets, End of Period
(in thousands)                  $17,247      $15,970      $13,795       $8,257       $5,078         $806
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) June 15, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.33       $10.52       $10.93       $11.25       $10.60       $10.76
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.24(2)      0.42(2)      0.29(2)      0.28(2)      0.38         0.48
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.10        (0.19)       (0.24)       (0.02)        0.99        (0.16)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.34         0.23         0.05         0.26         1.37         0.32
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.24)       (0.42)       (0.30)       (0.29)       (0.38)       (0.48)
--------------------------
  From Net Realized Gains           --           --        (0.16)       (0.29)       (0.34)          --
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.24)       (0.42)       (0.46)       (0.58)       (0.72)       (0.48)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.43       $10.33       $10.52       $10.93       $11.25       $10.60
=========================================================================================================
  TOTAL RETURN(3)                 3.38%        2.17%        0.50%        2.42%       13.17%        3.01%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%(4)        0.49%        0.50%        0.51%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.68%(4)        3.94%        2.70%        2.56%        3.34%        4.45%
--------------------------
Portfolio Turnover Rate            162%         416%         553%         376%         229%         164%
--------------------------
Net Assets, End of Period
(in thousands)                 $480,998     $524,557     $438,997     $468,052     $590,433     $421,312
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.33       $10.52       $10.93       $11.25       $10.60       $10.76
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.23(2)      0.39(2)      0.26(2)      0.25(2)      0.35         0.46
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.10        (0.19)       (0.24)       (0.02)        0.99        (0.16)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.33         0.20         0.02         0.23         1.34         0.30
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.23)       (0.39)       (0.27)       (0.26)       (0.35)       (0.46)
--------------------------
  From Net Realized Gains           --           --        (0.16)       (0.29)       (0.34)          --
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.23)       (0.39)       (0.43)       (0.55)       (0.69)       (0.46)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.43       $10.33       $10.52       $10.93       $11.25       $10.60
=========================================================================================================
  TOTAL RETURN(3)                 3.25%        1.91%        0.25%        2.16%       12.89%        2.75%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.74%(4)        0.74%        0.75%        0.76%        0.76%        0.76%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.43%(4)        3.69%        2.45%        2.31%        3.09%        4.20%
--------------------------
Portfolio Turnover Rate            162%         416%         553%         376%         229%         164%
--------------------------
Net Assets, End of Period
(in thousands)                  $38,557      $41,336      $48,674      $45,136      $44,456      $42,285
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.73       $11.25       $11.45       $10.86        $9.89        $9.87
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.36         0.56         0.45         0.39         0.48         0.38
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.04        (0.49)       (0.17)        0.67         1.12         0.02
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.40         0.07         0.28         1.06         1.60         0.40
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.36)       (0.56)       (0.45)       (0.39)       (0.48)       (0.38)
--------------------------
  From Net ealized Gains            --        (0.03)       (0.03)       (0.08)       (0.15)        --(2)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.36)       (0.59)       (0.48)       (0.47)       (0.63)       (0.38)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.77       $10.73       $11.25       $11.45       $10.86        $9.89
=========================================================================================================
  TOTAL RETURN(3)                 3.78%        0.56%        2.57%       10.04%       16.42%        4.16%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%(4)        0.49%        0.50%        0.50%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             6.70%(4)        4.85%        3.77%        3.50%        4.20%        3.12%
--------------------------
Portfolio Turnover Rate             10%          27%          68%          54%         136%          40%
--------------------------
Net Assets, End of Period
(in thousands)                 $656,291     $704,447     $646,214     $483,353     $352,315     $185,518
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004        2003(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.73       $11.25       $11.45       $10.86       $10.84
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.37         0.58         0.47         0.41         0.20
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.04        (0.49)       (0.17)        0.67         0.17
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.41         0.09         0.30         1.08         0.37
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.37)       (0.58)       (0.47)       (0.41)       (0.20)
--------------------------
  From Net Realized Gains           --        (0.03)       (0.03)       (0.08)       (0.15)
--------------------------------------------------------------------------------------------
  Total Distributions            (0.37)       (0.61)       (0.50)       (0.49)       (0.35)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.77       $10.73       $11.25       $11.45       $10.86
============================================================================================
  TOTAL RETURN(3)                 3.89%        0.77%        2.77%       10.24%        3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.29%(4)        0.29%        0.30%        0.30%     0.31%(4)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             6.90%(4)        5.05%        3.97%        3.70%     3.80%(4)
--------------------------
Portfolio Turnover Rate             10%          27%          68%          54%      136%(5)
--------------------------
Net Assets, End of Period
(in thousands)                  $93,717      $81,860      $65,058      $56,103      $34,196
--------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) October 1, 2002 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.73       $11.25       $11.45       $10.86        $9.89        $9.87
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.34         0.54         0.42         0.36         0.45         0.36
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.04        (0.49)       (0.17)        0.67         1.12         0.02
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.38         0.05         0.25         1.03         1.57         0.38
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.34)       (0.54)       (0.42)       (0.36)       (0.45)       (0.36)
--------------------------
  From Net Realized Gains           --        (0.03)       (0.03)       (0.08)       (0.15)        --(2)
---------------------------------------------------------------------------------------------------------
  Total Distributions            (0.34)       (0.57)       (0.45)       (0.44)       (0.60)       (0.36)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.77       $10.73       $11.25       $11.45       $10.86        $9.89
=========================================================================================================
  TOTAL RETURN(3)                 3.65%        0.37%        2.33%        9.78%       16.13%        3.88%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.74%(4)        0.74%        0.75%        0.75%        0.76%        0.76%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             6.45%(4)        4.60%        3.52%        3.25%        3.95%        2.87%
--------------------------
Portfolio Turnover Rate             10%          27%          68%          54%         136%          40%
--------------------------
Net Assets, End of Period
(in thousands)                 $521,835     $588,877     $295,129     $109,053      $41,673       $9,613
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Per-share amount is less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $9.32        $9.44        $9.66        $9.69        $9.46        $9.47
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.20(2)      0.32(2)      0.19(2)      0.15(2)      0.29         0.45
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.04        (0.11)       (0.21)       (0.02)        0.23        (0.01)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.24         0.21        (0.02)        0.13         0.52         0.44
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.20)       (0.33)       (0.20)       (0.16)       (0.29)       (0.45)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.36        $9.32        $9.44        $9.66        $9.69        $9.46
=========================================================================================================
  TOTAL RETURN(3)                 2.61%        2.22%       (0.16)%       1.40%        5.52%        4.68%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.57%(4)        0.57%        0.58%        0.59%        0.59%        0.59%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.25%(4)        3.41%        2.04%        1.54%        2.96%        4.67%
--------------------------
Portfolio Turnover Rate            105%         292%         283%         232%         185%         165%
--------------------------
Net Assets, End of Period
(in thousands)                 $893,452     $919,295     $928,460     $996,677     $957,413     $832,199
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                2006(1)       2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $9.32        $9.44        $9.66        $9.69        $9.46        $9.47
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)                   0.19(2)      0.29(2)      0.17(2)      0.13(2)      0.26         0.42
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.04        (0.11)       (0.21)       (0.02)        0.23        (0.01)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.23         0.18        (0.04)        0.11         0.49         0.41
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.19)       (0.30)       (0.18)       (0.14)       (0.26)       (0.42)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.36        $9.32        $9.44        $9.66        $9.69        $9.46
=========================================================================================================
  TOTAL RETURN(3)                 2.49%        1.96%       (0.41)%       1.15%        5.26%        4.42%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.82%(4)        0.82%        0.83%        0.84%        0.84%        0.84%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.00%(4)        3.16%        1.79%        1.29%        2.71%        4.42%
--------------------------
Portfolio Turnover Rate            105%         292%         283%         232%         185%         165%
--------------------------
Net Assets, End of Period
(in thousands)                  $30,049      $29,166      $43,431      $47,135      $68,102      $36,430
---------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and  Short-Term Government

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Ginnie Mae, Government Bond, Inflation-Adjusted Bond and
Short-Term Government (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning a similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and  Short-Term Government

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and  Short-Term Government

concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Ginnie Mae's performance for the one year period was above the median for its peer group and fell below the median for the three year period during part of the past year. Government Bond's performance fell below the median for both the one and three year periods during part of the past year. Short-Term Government's performance for the one year period was equal to the median of its peer group and fell below the median for the three year period during part of the last year. Inflation-Adjusted Bond's performance was near its benchmark for both the one and three year periods. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and  Short-Term Government

provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of the funds was in the lowest quartile of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

                                                                    (continued)

------

Approval of Management Agreements for Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and  Short-Term Government

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes of shares are authorized for sale by Inflation-Adjusted Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class and C Class shares are higher than that of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 30-YEAR GNMA INDEX is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP GNMA INDEX is a market-capitalization-weighted index of 15- and
30-year fixed-rate securities backed by mortgage pools of the Government
National Mortgage Association (GNMA).

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP US BROAD INVESTMENT-GRADE (USBIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY 1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

                                                                    (continued)

------

Index Definitions

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The MORTGAGE BANKERS ASSOCIATION REFINANCING INDEX is a gauge of mortgage refinancing activity that covers all U.S. mortgage applications to refinance an existing mortgage. The index includes conventional and government refinances, regardless of producer coupon rate refinanced into or out of.

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century  and American Century
Investments are service marks  of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0611                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-51664S            All rights reserved.

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report

September 30, 2006

[photo of Autumn scene]

Capital Preservation Fund
Government Agency Money Market Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Capital Preservation and Government Agency Money Market funds for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar--which issues customer satisfaction ratings and rankings based on website functionality--ranked americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating,
Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Table of Contents

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns . . . . . . . . . . . . . . . . . . . . . . 2

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for Capital Preservation

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A TALE OF TWO QUARTERS

The second and third quarters of 2006 were very different in terms of inflation and interest rate expectations and market performance. In the second quarter, as core inflation rates remained above the Federal Reserve's 1-2% "comfort zone"
and threatened to go higher, investors feared the Fed would keep raising interest rates and tip the economy into recession. Uncertainty about how far the
Fed would go, and how successful it would be in containing inflation, created a defensive attitude in financial markets that resulted in disappointing returns for broad stock and bond indices.

A FED PAUSE REFRESHED THE MARKETS

But in the third quarter, a 15% drop in oil prices helped take the heat off inflation pressures, and cut business and consumer costs. Weakness in the housing market--though hard on many homeowners--turned into a positive factor for the markets. As home sales and prices declined, the Fed stopped its interest rate tightening campaign, stepping back to assess the economy's reaction to previous rate hikes. This combination of falling energy prices and relief from rising interest rates helped broad U.S. stock and bond markets rebound from second-quarter losses to post some of their biggest quarterly gains this decade.

LONG-DURATION AND CORPORATE SECURITIES OUTPERFORMED

The bond market especially welcomed a gloomy housing-market forecast, speculating that it would reduce economic growth, inflation, and interest rates.
This rekindled demand for longer-term fixed-income securities. As a result, the
Treasury yield curve fell for the six months and "inverted", as the two-year yield (4.69%) remained higher than the 10-year yield (4.63%), and both fell well below the Fed's 5.25% overnight interest rate target. Mirroring the stock market's rally, the corporate sectors led the broad taxable market.

U.S. FIXED-INCOME TOTAL RETURNS
For the six months ended September 30, 2006*
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   2.51%
--------------------------------------------------------------------------------
2-year note                                                    2.53%
--------------------------------------------------------------------------------
5-year note                                                    3.20%
--------------------------------------------------------------------------------
10-year note                                                   3.83%
--------------------------------------------------------------------------------
30-year bond                                                   4.64%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                           4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                     4.12%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                       3.73%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     3.64%
--------------------------------------------------------------------------------
Treasury                                                       3.61%
--------------------------------------------------------------------------------
Agency                                                         3.45%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.

------
2

Capital Preservation - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                       -----------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS     2.21%      4.00%     1.83%     3.34%     4.75%       10/13/72
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY
BILL INDEX         2.34%      4.38%     2.20%     3.59%     6.22%(2)       --
--------------------------------------------------------------------------------
LIPPER U.S.
TREASURY MONEY
MARKET FUNDS
AVERAGE
RETURN(3)          2.11%      3.78%     1.57%     3.14%     5.82%(4)       --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking among
U.S. Treasury
Money Market
Funds(3)         20 of 86   19 of 86   8 of 73   7 of 52   1 of 1(4)       --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 9/30/72, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 10/31/72, the date nearest the Investor Class's inception for which data are available.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
1-30 days                                     8%                   12%
--------------------------------------------------------------------------------
31-90 days                                   38%                   41%
--------------------------------------------------------------------------------
91-180 days                                  54%                   43%
--------------------------------------------------------------------------------
More than 180 days                            --                    4%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       4.59%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       4.70%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Capital Preservation - Portfolio Commentary

PORTFOLIO MANAGERS: LYNN PASCHEN AND STEVEN PERMUT

PERFORMANCE SUMMARY

Capital Preservation returned 2.21%* for the six months ended September 30,
2006, surpassing the 2.11% average return of the 86 funds in Lipper Inc.'s U.S.
Treasury money market funds category. The fund's six-month return ranked in the top 24% of the Lipper category, and its longer-term performance rankings were even better (see the previous page).

HIGHER BUT MORE STABLE MONEY MARKET RATES

Money market rates continued to rise over the past six months. Responding to higher-than-expected inflation figures, the Federal Reserve raised short-term interest rates in May and June, boosting the federal funds rate to 5.25%, a level not seen since March 2001. The three-month Treasury bill yield--a common benchmark for money market rates--tracked the Fed rate hikes, rising from 4.6%
to just over 5% by the end of June.

However, after 17 consecutive rate increases between June 2004 and June 2006, the Fed chose to keep short-term interest rates steady at its policy meetings in
August and September. The Fed made note of slowing economic activity and expectations of moderating inflation, borne out by a decline in energy and commodity prices. With the Fed on hold, money market rates stabilized and trended slightly lower; the three-month Treasury bill yield ended the period at
4.9%.

PORTFOLIO STRATEGY

Capital Preservation's seven-day current yield increased from 3.98% to 4.59%
during the six-month period. The seven-day yield peaked at 4.63%, its highest point since April 2001.

For most of the period, we maintained a relatively short average maturity of 50 to 60 days, which allowed the fund's yield to reflect higher rates more quickly.
The exceptions included April, when yields moderated as strong tax receipts reduced supply in the Treasury market, and September, when it became clear the
Fed was taking a prolonged hiatus from raising interest rates. At the end of the period, the fund's average maturity had lengthened to 85 days.

Toward the end of the period, we increased the fund's holdings of very short-term securities known as "dollar rolls." In a dollar roll transaction, we buy Treasury bills and then agree to sell them back the following day at a specific price. Dollar rolls offered better yields than three- or six-month
Treasury bills. To balance the short maturity of the dollar rolls, we added more six-month Treasury bills to the portfolio.

LOOKING AHEAD

Based on historical averages, the Fed typically begins cutting short-term rates about nine months after its final rate hike; the question is whether the Fed's latest rate hike in June was the final one in the cycle. Economic and inflation data in the coming months will provide some clues, and we believe money market rates will remain relatively stable in the meantime.

Keep in mind that a money market fund like Capital Preservation can help preserve capital and add stability to a diversified portfolio in any market environment.

*Total returns for periods less than one year are not annualized.

------
4

Capital Preservation - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 57.4%

     $ 55,000,000  U.S. Treasury Bills,
                   4.90%, 10/5/06                                $   54,970,075
--------------------------------------------------------------------------------
      115,000,000  U.S. Treasury Bills,
                   4.71%, 10/26/06                                  114,643,670
--------------------------------------------------------------------------------
      125,000,000  U.S. Treasury Bills,
                   4.92%, 11/9/06                                   124,325,002
--------------------------------------------------------------------------------
      225,000,000  U.S. Treasury Bills,
                   4.73%, 11/16/06                                  223,641,497
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills,
                   4.97%, 11/30/06                                   49,585,833
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills,
                   4.72%, 12/7/06                                    99,122,486
--------------------------------------------------------------------------------
       54,000,000  U.S. Treasury Bills,
                   5.11%, 1/18/07                                    53,163,879
--------------------------------------------------------------------------------
      130,000,000  U.S. Treasury Bills,
                   4.86%, 2/1/07                                    127,843,571
--------------------------------------------------------------------------------
      150,000,000  U.S. Treasury Bills,
                   4.96%, 2/8/07                                    147,312,160
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills,
                   4.99%, 2/22/07                                    49,002,800
--------------------------------------------------------------------------------
       65,000,000  U.S. Treasury Bills,
                   4.97%, 3/1/07                                     63,645,257
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills,
                   4.93%, 3/8/07                                     97,835,510
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills,
                   4.93%, 3/15/07                                    97,739,271
--------------------------------------------------------------------------------
      205,000,000  U.S. Treasury Bills,
                   4.82%, 3/29/07                                   200,091,522
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         1,502,922,533
--------------------------------------------------------------------------------
U.S. TREASURY NOTES(1) -- 16.1%

      175,000,000  U.S. Treasury Notes,
                   2.625%, 11/15/06                                 174,483,326
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   2.875%, 11/30/06                                  49,808,570
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 25,000,000  U.S. Treasury Notes,
                   3.125%, 1/31/07                               $   24,819,639
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Notes,
                   2.25%, 2/15/07                                    98,932,831
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Notes,
                   6.25%, 2/15/07                                    25,090,368
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   3.375%, 2/28/07                                   49,659,424
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                                           422,794,158
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES(2) -- 1.9%

       25,000,000  STRIPS - COUPON,
                   5.18%, 2/15/07                                    24,530,082
--------------------------------------------------------------------------------
       25,000,000  STRIPS - PRINCIPAL,
                   5.15%, 11/15/06                                   24,845,809
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                           49,375,891
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 75.4%                                               1,975,092,582
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 24.6%                                                643,493,106
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,618,585,688
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
5

Government Agency Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                       -----------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS     2.31%      4.23%     1.94%     3.50%     4.09%       12/5/89
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY
BILL INDEX         2.34%      4.38%     2.20%     3.59%     4.17%(2)      --
--------------------------------------------------------------------------------
LIPPER U.S.
GOVERNMENT
MONEY MARKET
FUNDS AVERAGE
RETURN(3)          2.16%      3.91%     1.63%     3.28%     3.86%(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking among
U.S. Government
Money Market
Funds(3)         20 of 122  16 of 119  9 of 103  10 of 76  5 of 36(4)     --
--------------------------------------------------------------------------------
Advisor Class      2.18%      3.97%     1.69%      --       2.75%       4/12/99
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 11/30/89, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
1-30 days                                    47%                   54%
--------------------------------------------------------------------------------
31-90 days                                   34%                   34%
--------------------------------------------------------------------------------
91-180 days                                  16%                    5%
--------------------------------------------------------------------------------
More than 180 days                            3%                    7%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.75%
--------------------------------------------------------------------------------
Advisor Class                                          4.50%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.87%
--------------------------------------------------------------------------------
Advisor Class                                          4.60%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
6

Government Agency Money Market - Portfolio Commentary

PORTFOLIO MANAGERS: DENISE LATCHFORD AND STEVEN PERMUT

PERFORMANCE SUMMARY

Government Agency Money Market returned 2.31%* for the six months ended
September 30, 2006, outpacing the 2.16% average return of the 122 funds in
Lipper Inc.'s U.S. government money market funds category. The fund's six-month return ranked in the top 17% of the Lipper group, and its longer-term performance rankings were even better (see the previous page).

HIGHER BUT MORE STABLE MONEY MARKET RATES

Money market rates continued to rise over the past six months. Responding to higher-than-expected inflation figures, the Federal Reserve raised short-term interest rates in May and June, boosting the federal funds rate to 5.25%, a level not seen since March 2001. The three-month Treasury bill yield--a common benchmark for money market rates--tracked the Fed rate hikes, rising from 4.6%
to just over 5% by the end of June.

However, after 17 consecutive rate increases between June 2004 and June 2006, the Fed chose to keep short-term interest rates steady at its policy meetings in
August and September. The Fed made note of slowing economic activity and expectations of moderating inflation, borne out by a decline in energy and commodity prices. With the Fed on hold, money market rates stabilized and trended slightly lower; the three-month Treasury bill yield ended the period at
4.9%.

PORTFOLIO STRATEGY

Government Agency Money Market's seven-day current yield increased from 4.17% to
4.75% during the six-month period. The seven-day yield peaked at 4.78%, its highest point since April 2001.

We maintained an average maturity of 40 to 60 days for the portfolio throughout the six months. We generally kept the average maturity toward the shorter end of this range, extending only when market conditions warranted. For example, in May we lengthened the fund's average maturity when an unusually high number of longer-term government agency securities became money market-eligible, boosting yields. We also extended the average maturity in September, when it became clear the Fed was taking a prolonged hiatus from raising interest rates.

Toward the end of the period, strong demand for short-term government agency notes kept their yields relatively low, so we increased our position in callable agency securities, which offered more attractive yields.

LOOKING AHEAD

Based on historical averages, the Fed typically begins cutting short-term rates about nine months after its final rate hike; the question is whether the Fed's latest rate hike in June was the final one in the cycle. Economic and inflation data in the coming months will provide some clues, and we believe money market rates will remain relatively stable in the meantime.

Keep in mind that a money market fund like Government Agency Money Market can help preserve capital and add stability to a diversified portfolio in any market environment.

*All fund returns, rankings, and yields referenced in this commentary are for
 Investor Class shares. Total returns for periods less than one year are not annualized.

------
7

Government Agency Money Market - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 54.0%

      $10,000,000  FFCB Discount Notes, 5.06%,
                   12/12/06                                        $  9,898,801
--------------------------------------------------------------------------------
       12,000,000  FFCB Discount Notes, 5.21%,
                   1/30/07                                           11,789,864
--------------------------------------------------------------------------------
       25,000,000  FHLB Discount Notes, 5.20%,
                   10/4/06                                           24,989,177
--------------------------------------------------------------------------------
       15,250,000  FHLB Discount Notes, 5.13%,
                   10/6/06                                           15,239,134
--------------------------------------------------------------------------------
       43,953,000  FHLB Discount Notes, 5.17%,
                   10/11/06                                          43,889,871
--------------------------------------------------------------------------------
       52,711,000  FHLB Discount Notes, 5.15%,
                   10/18/06                                          52,582,913
--------------------------------------------------------------------------------
       29,000,000  FHLB Discount Notes, 5.13%,
                   10/20/06                                          28,921,483
--------------------------------------------------------------------------------
       31,870,000  FHLB Discount Notes, 5.19%,
                   11/1/06                                           31,727,648
--------------------------------------------------------------------------------
       36,100,000  FHLB Discount Notes, 5.15%,
                   11/3/06                                           35,929,578
--------------------------------------------------------------------------------
       13,500,000  FHLB Discount Notes, 5.15%,
                   11/10/06                                          13,422,750
--------------------------------------------------------------------------------
          424,000  FHLB Discount Notes, 5.16%,
                   11/22/06                                             420,840
--------------------------------------------------------------------------------
        2,200,000  FHLB Discount Notes, 5.10%,
                   11/29/06                                           2,181,612
--------------------------------------------------------------------------------
        5,000,000  FHLB Discount Notes, 5.15%,
                   12/1/06                                            4,956,368
--------------------------------------------------------------------------------
       15,000,000  FHLB Discount Notes, 5.15%,
                   12/15/06                                          14,839,219
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      290,789,258
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 45.3%

        1,000,000  FFCB, 3.625%, 10/26/06                               998,737
--------------------------------------------------------------------------------
       20,000,000  FFCB, 3.90%, 1/23/07                              19,911,764
--------------------------------------------------------------------------------
        1,500,000  FFCB, 3.25%, 6/15/07                               1,479,889
--------------------------------------------------------------------------------
       16,000,000  FFCB, VRN, 5.00%, 10/3/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.10% with no caps                    15,996,148
--------------------------------------------------------------------------------
       10,000,000  FFCB, VRN, 5.05%, 10/3/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.15% with no caps                    10,000,000
--------------------------------------------------------------------------------
        3,300,000  FHLB, 2.10%, 10/13/06                              3,296,557
--------------------------------------------------------------------------------
          200,000  FHLB, 2.02%, 10/16/06                                199,724
--------------------------------------------------------------------------------
        8,250,000  FHLB, 2.85%, 11/6/06                               8,229,679
--------------------------------------------------------------------------------
        3,280,000  FHLB, 2.75%, 11/15/06                              3,270,638
--------------------------------------------------------------------------------
        3,000,000  FHLB, 3.125%, 11/15/06                             2,991,144
--------------------------------------------------------------------------------
        3,870,000  FHLB, 4.125%, 11/15/06                             3,867,297
--------------------------------------------------------------------------------
        2,500,000  FHLB, 4.875%, 11/15/06                             2,499,567
--------------------------------------------------------------------------------
          950,000  FHLB, 6.50%, 11/15/06                                951,039
--------------------------------------------------------------------------------
        1,500,000  FHLB, 2.625%, 11/28/06                             1,493,541
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  FHLB, 3.75%, 11/30/06                           $    998,036
--------------------------------------------------------------------------------
        1,750,000  FHLB, 3.875%, 12/1/06                              1,745,598
--------------------------------------------------------------------------------
        8,500,000  FHLB, 3.10%, 12/4/06                               8,465,623
--------------------------------------------------------------------------------
       11,950,000  FHLB, 3.875%, 12/20/06                            11,907,824
--------------------------------------------------------------------------------
       10,000,000  FHLB, 3.20%, 12/22/06                              9,953,836
--------------------------------------------------------------------------------
       10,000,000  FHLB, 5.20%, 12/26/06                             10,000,000
--------------------------------------------------------------------------------
        1,000,000  FHLB, 3.75%, 1/16/07                                 995,237
--------------------------------------------------------------------------------
        5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
--------------------------------------------------------------------------------
        2,000,000  FHLB, 4.625%, 1/30/07                              1,994,800
--------------------------------------------------------------------------------
        4,860,000  FHLB, 5.55%, 2/14/07                               4,862,535
--------------------------------------------------------------------------------
        8,995,000  FHLB, 2.875%, 2/15/07                              8,924,813
--------------------------------------------------------------------------------
        6,155,000  FHLB, 3.375%, 2/15/07                              6,118,870
--------------------------------------------------------------------------------
       10,000,000  FHLB, 2.625%, 2/16/07                              9,902,636
--------------------------------------------------------------------------------
        2,000,000  FHLB, 5.125%, 2/20/07                              1,997,764
--------------------------------------------------------------------------------
        2,000,000  FHLB, 3.53%, 2/22/07                               1,985,051
--------------------------------------------------------------------------------
        5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000
--------------------------------------------------------------------------------
        6,000,000  FHLB, 5.25%, 2/26/07                               5,996,661
--------------------------------------------------------------------------------
        1,500,000  FHLB, 2.57%, 2/28/07                               1,483,087
--------------------------------------------------------------------------------
        9,500,000  FHLB, 4.00%, 3/30/07                               9,439,707
--------------------------------------------------------------------------------
        1,700,000  FHLB, 4.50%, 4/17/07                               1,693,510
--------------------------------------------------------------------------------
        7,000,000  FHLB, 5.50%, 8/21/07                               7,004,161
--------------------------------------------------------------------------------
       38,500,000  FHLB, VRN, 5.07%, 10/4/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.17% with no caps                    38,496,805
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 5.35%, 10/10/06,
                   resets quarterly off the
                   3-month LIBOR minus 0.16%
                   with no caps                                       9,996,720
--------------------------------------------------------------------------------
        5,000,000  FHLB, VRN, 5.50%, 10/27/06(2)                      5,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                          244,148,998
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.3%                                                 534,938,256
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                  3,549,990
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $538,488,246
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.

(1) The rate indicated is the yield to maturity at purchase.

(2) Step-coupon security. Coupon increases quarterly at a predetermined rate.
    Rate shown is effective September 30, 2006.

See Notes to Financial Statements.

------
8

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
9

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                       BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                        4/1/06          9/30/06          9/30/06        RATIO*
--------------------------------------------------------------------------------
CAPITAL PRESERVATION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.10         $2.43          0.48%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.66         $2.43          0.48%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET SHAREHOLDER FEE EXAMPLES
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,023.10         $2.43          0.48%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.80         $3.70          0.73%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.66         $2.43          0.48%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.41         $3.70          0.73%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     CAPITAL        GOVERNMENT
                                                  PRESERVATION        AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                     $1,975,092,582    $534,938,256
------------------------------------------
Cash                                                  3,028,638       1,502,440
------------------------------------------
Receivable for investments sold                     634,857,774              --
------------------------------------------
Interest receivable                                   6,625,399       2,257,881
--------------------------------------------------------------------------------
                                                  2,619,604,393     538,698,577
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for capital shares redeemed                       3,403              --
------------------------------------------
Accrued management fees                               1,015,302         203,029
------------------------------------------
Distribution fees payable                                    --           3,651
------------------------------------------
Service fees payable                                         --           3,651
--------------------------------------------------------------------------------
                                                      1,018,705         210,331
--------------------------------------------------------------------------------
NET ASSETS                                       $2,618,585,688    $538,488,246
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                  $2,618,622,469    $538,501,277
------------------------------------------
Accumulated net realized loss
on investment transactions                              (36,781)        (13,031)
--------------------------------------------------------------------------------
                                                 $2,618,585,688    $538,488,246
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                       $2,618,585,688    $520,697,023
------------------------------------------
Shares outstanding                                2,618,622,469     520,709,014
------------------------------------------
Net asset value per share                                 $1.00           $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                   --     $17,791,223
------------------------------------------
Shares outstanding                                           --      17,791,359
------------------------------------------
Net asset value per share                                    --           $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     CAPITAL        GOVERNMENT
                                                  PRESERVATION        AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------
Interest                                            $63,608,223     $13,128,421
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------
Management fees                                       6,201,385       1,205,605
------------------------------------------
Distribution fees -- Advisor Class                           --          21,485
------------------------------------------
Service fees -- Advisor Class                                --          21,485
------------------------------------------
Trustees' fees and expenses                              49,349           9,590
------------------------------------------
Other expenses                                            5,398              --
--------------------------------------------------------------------------------
                                                      6,256,132       1,258,165
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                57,352,091      11,870,256
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS                                 270,221             (14)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $57,622,312     $11,870,242
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
----------------------------------------------------------------------------------------------------
                                          CAPITAL PRESERVATION               GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS   SEPT. 30, 2006   MARCH 31, 2006   SEPT. 30, 2006  MARCH 31, 2006
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income               $   57,352,091   $   80,482,895    $ 11,870,256    $ 15,885,143
---------------------------------
Net realized gain (loss)                   270,221          (92,042)            (14)           (138)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations        57,622,312       80,390,853      11,870,242      15,885,005
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (57,352,091)     (80,482,895)    (11,498,942)    (15,450,341)
---------------------------------
  Advisor Class                                 --               --        (371,314)       (434,802)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (57,352,091)     (80,482,895)    (11,870,256)    (15,885,143)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                     (29,398,744)    (113,993,592)     35,696,451      11,902,379
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (29,128,523)    (114,085,634)     35,696,437      11,902,241

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  2,647,714,211    2,761,799,845     502,791,809     490,889,568
----------------------------------------------------------------------------------------------------
End of period                       $2,618,585,688   $2,647,714,211    $538,488,246    $502,791,809
====================================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Capital
Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. government and its agencies and instrumentalities. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2006, the effective annual Investor Class management fee for the funds was 0.48% and the effective annual Advisor Class management fee for Government Agency was
0.23%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------
                                        CAPITAL PRESERVATION                GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------------
                                     SHARES              AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
------------------------------
Sold                                485,353,420      $ 485,353,420     146,754,907    $ 146,754,907
------------------------------
Issued in reinvestment
of distributions                     55,442,560         55,442,560      11,181,652       11,181,652
------------------------------
Redeemed                           (570,194,724)      (570,194,724)   (123,060,270)    (123,060,270)
----------------------------------------------------------------------------------------------------
Net increase (decrease)             (29,398,744)     $ (29,398,744)     34,876,289     $ 34,876,289
====================================================================================================
YEAR ENDED MARCH 31, 2006
------------------------------
Sold                              1,031,251,888    $ 1,031,251,888     246,368,848    $ 246,368,848
------------------------------
Issued in reinvestment
of distributions                     78,257,468         78,257,468      15,192,805       15,192,805
------------------------------
Redeemed                         (1,223,502,948)    (1,223,502,948)   (254,149,656)    (254,149,656)
----------------------------------------------------------------------------------------------------
Net increase (decrease)            (113,993,592)   $  (113,993,592)      7,411,997    $   7,411,997
====================================================================================================

                                                                    (continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                           GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
---------------------------------------------
Sold                                                   6,578,019    $ 6,578,019
---------------------------------------------
Issued in reinvestment of distributions                  367,227        367,227
---------------------------------------------
Redeemed                                              (6,125,084)    (6,125,084)
--------------------------------------------------------------------------------
Net increase (decrease)                                  820,162    $   820,162
================================================================================
YEAR ENDED MARCH 31, 2006
---------------------------------------------
Sold                                                  18,109,211   $ 18,109,211
---------------------------------------------
Issued in reinvestment of distributions                  434,280        434,280
---------------------------------------------
Redeemed                                             (14,053,109)   (14,053,109)
--------------------------------------------------------------------------------
Net increase (decrease)                                4,490,382   $  4,490,382
================================================================================

4. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2006:

--------------------------------------------------------------------------------
                                                          CAPITAL     GOVERNMENT
                                                       PRESERVATION     AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                               $(301,682)    $(13,005)
--------------------------------------------------------------------------------
Capital loss deferrals                                    $(19,700)        $(12)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                               2012         2013         2014
--------------------------------------------------------------------------------
Capital Preservation                          $(6,263)    $(84,926)   $(210,493)
--------------------------------------------------------------------------------
Government Agency                            $(10,411)     $(2,278)       $(316)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
17

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                               2006(1)      2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.02        0.03        0.01        0.01        0.01        0.03
---------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.02)      (0.03)      (0.01)      (0.01)      (0.01)      (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
===================================================================================================
  TOTAL RETURN(2)                2.21%       3.06%       1.14%       0.60%       1.19%       2.84%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.48%(3)       0.48%       0.48%       0.48%       0.48%       0.47%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    4.36%(3)       3.01%       1.12%       0.59%       1.18%       2.76%
-------------------------
Net Assets, End of Period
(in thousands)              $2,618,586  $2,647,714  $2,761,800  $2,928,299  $3,270,852  $3,333,519
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
18

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                               2006(1)      2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.02        0.03        0.01        0.01        0.01        0.03
---------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.02)      (0.03)      (0.01)      (0.01)      (0.01)      (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
===================================================================================================
  TOTAL RETURN(2)                2.31%       3.27%       1.27%       0.67%       1.25%       2.96%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.48%(3)       0.48%       0.48%       0.48%       0.48%       0.47%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    4.57%(3)       3.22%       1.26%       0.67%       1.24%       2.91%
-------------------------
Net Assets, End of Period
(in thousands)                $520,697    $485,821    $478,409    $489,633    $591,702    $614,223
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
19

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                               2006(1)      2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.02        0.03        0.01       --(2)        0.01        0.03
---------------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.02)      (0.03)      (0.01)      --(2)       (0.01)      (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
===================================================================================================
  TOTAL RETURN(3)                2.18%       3.01%       1.02%       0.42%       0.99%       2.71%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.73%(4)       0.73%       0.73%       0.73%       0.73%       0.72%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    4.32%(4)       2.97%       1.01%       0.42%       0.99%       2.66%
-------------------------
Net Assets, End of Period
(in thousands)                 $17,791     $16,971     $12,481        $248        $236        $219
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
20

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Capital Preservation and Government Agency Money Market
(the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning a similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------
21

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolios

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting, the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors

                                                                    (continued)

------
22

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance.
Capital Preservation's performance for both the one and three year periods was above the median for its peer group. Government Agency Money Market's performance was near the median for the one year period and equal to the median for the three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the

                                                                    (continued)

------
23

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fee charged to shareholders of the funds was in the lowest quartile of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the funds or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives

                                                                    (continued)

------
24

Approval of Management Agreements for Capital Preservation and Government Agency
Money Market

proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The
Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedules, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
25

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

------
26

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
27

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
28

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0611                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-51663S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    November 28, 2006

By:      /s/ Robert J. Leach
         -------------------------------------------------------
         Name:    Robert J. Leach
         Title:   Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:    November 28, 2006